UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-10533

Reserve Municipal Money Market Trust
(Exact name of registrant as specified in charter)

1250 Broadway New York, NY			10001-3701
(Address of principal executive offices)			(Zip code)

Christina M. Massaro 1250 Broadway New York, NY 10001-3701
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-401-5500

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2007

Item 1.    Semi-Annual Reports to Shareholders

Semi-Annual Report

November 30, 2007

Interstate Tax-Exempt Fund

California Municipal Money-Market Fund
(formerly California Tax-Exempt Fund)

Connecticut Municipal Money-Market Fund
(formerly Connecticut Tax-Exempt Fund)

Florida Municipal Money-Market Fund
(formerly Florida Tax-Exempt Fund)

Massachusetts Municipal Money-Market Fund
(formerly Massachusetts Tax-Exempt Fund)

Michigan Municipal Money-Market Fund
(formerly Michigan Tax-Exempt Fund)

New Jersey Municipal Money-Market Fund
(formerly New Jersey Tax-Exempt Fund)

Ohio Municipal Money-Market Fund
(formerly Ohio Tax-Exempt Fund)

Pennsylvania Municipal Money-Market Fund
(formerly Pennsylvania Tax-Exempt Fund)

Virginia Municipal Money-Market Fund
(formerly Virginia Tax-Exempt Fund)
of The Reserve Municipal Money-Market Trust II
(formerly The Reserve Tax-Exempt Trust)

New York Municipal Money-Market Fund
(formerly New York Tax-Exempt Fund)
of The Reserve New York Municipal Money-Market Trust
(formerly The Reserve New York Tax-Exempt Trust)

Arizona Municipal Money-Market Fund

Louisiana Municipal Money-Market Fund

Minnesota Municipal Money-Market Fund
of The Reserve Municipal Money-Market Trust

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General Information and 24-Hour Yield and Balance Information

1250 Broadway, New York, NY 10001-3701 ■ 212-401-5500 ■ 800-637-1700 ■ www.TheR.com

This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor — Resrv Partners, Inc. RTET-WO/SEMI-ANNUAL 11/07

Bruce Bent
Chairman and CEO
The Reserve

January 25, 2008

Dear Investor,

The current liquidity and mortgage crises have provoked everyone—institutions, corporations and individuals—to question just how safe their cash really is. And it's about time.

The management of a money market fund is counter-cultural to the vast majority of organizations that sponsor or manage virtually all the money funds because these organizations are not specialists in cash management. Rather they manage stock and bond funds, the focus of which is the highest rate of return, not safety of principal, liquidity and soundness of sleep.

When we created the world's first money fund in 1970, we clearly stipulated the tenets that define a money fund: sanctity of principal, immediate liquidity, a reasonable rate of return—all while living under the overarching rubric of boring investors into a sound sleep. Unfortunately, a number of firms that sponsor money funds, and a number of investors that selected them, have lost sight of the purpose of a money fund and the simple rules that guide them in their foolhardy quest for a few extra basis points. (A basis point is 1/100 of 1% or $10 on $100,000 invested for an entire year.) The cash entrusted to a money fund is your reserve resource that you expect to be there no matter what. This is why we call ourselves The Reserve. Be you an individual, institution or a Fortune 500 company, this is your working capital to pay the rent, to finance inventory and receivables, to put food on the table. This is definitely not money to take risks with, and that is exactly how it should be managed.

We have been "accused" by some of asserting these tenets as if they were dogma, to which The Reserve pleads: Guilty as charged. If one focused on the goal of effective cash management, the truths to accomplish it are self evident and unequivocal, and reaching for yield while risking principal, liquidity or peace of mind is not among them. Let us hope that this dance on the precipice will re-instill the objectivity that is crucial to cash management in both the money managers and the investors who have exhorted them to take a flyer. After all, how dangerous could it be? It's only cash management.

Cash is the very lifeblood of every individual and organization, yet despite the critical nature of cash, it is the least researched asset class, the results of which have created the current problems in the market place.

Thank you for your confidence in our Reserve. We never forget you have entrusted us with your reserve(s).

Bruce Bent
Chairman and CEO

RESERVE MUNICIPAL MONEY MARKET TRUST II—INTERSTATE TAX-EXEMPT FUND
STATEMENT OF NET ASSETS—NOVEMBER 30, 2007 (Unaudited)

Principal Amount	TAX-EXEMPT OBLIGATIONS—99.8%	Value (Note 1)
	ALABAMA—0.7%
$1,800,000	Daphne-Villa Mercy Special Care Facilities for Mercury Medical Project, 3.57%, 12/1/30(a)	$1,800,000
2,625,000	Jefferson County Limited Obligation School Warrants, Series B, 3.63%, 1/1/27(a)	2,625,000
1,000,000	Mobile SWD for Waste Management/Chastang Project, 3.65%, 10/1/38(a)	1,000,000
2,500,000	Stevenson IDA for Mead Corporation Project, Series D, 3.60%, 11/1/11(a)	2,500,000
		7,925,000
	ARIZONA—3.2%
500,000	Apache County IDA for Tucson Electric Power, Series 83A, 3.62%, 12/1/20(a)	500,000
2,890,000	Apache County IDA for Tucson Electric Power, Series 83B, 3.62%, 12/15/18(a)	2,890,000
200,000	Arizona HCF for Banner Health System, 3.60%, 1/1/29(a)	200,000
3,975,000	Arizona HFA for Arizona Volunteer Hospital, Series B, 3.70%, 10/1/15(a)	3,975,000
175,000	Arizona HFA for Catholic West, Series B, 3.58%-3.76%, 7/1/35(a)	175,000
4,975,000	Arizona HFA for The Terraces, 3.61%, 12/1/37(a)	4,975,000
80,000	Arizona Tourism & Sports Authority for Multipurpose Stadium, Series A, 3.69%, 7/1/36(a)	80,000
575,000	Maricopa County IDA FNMA for Las Gardenias Apartments A, 3.70%, 4/15/33(a)	575,000
75,000	Maricopa County IDA MHR for San Remo Apartments Project, 3.70%, 9/15/35(a)	75,000
130,000	McAllister Village for Arizona State University Project, 3.62%, 7/1/45(a)(b)	130,000
135,000	Mesa IDA for Discovery Health, Series B, 3.52%, 1/1/29(a)	135,000
375,000	Phoenix Civic Improvement Corp. Wastewater System for Sr. Lien, Series A, 3.50%, 7/1/23(a)	375,000
175,000	Phoenix IDA for Southwest Human Development Project, 3.58%, 4/1/28(a)	175,000
5,000,000	Phoenix IDA MHR for Paradise Lakes Apartments, Series A, 3.58%, 11/1/42(a)	5,000,000
975,000	Phoenix IDR for Del Mar Terrace, 3.60%, 10/1/29(a)	975,000
575,000	Pima County IDA for Broadway Properties Retirement Community, 3.59%, 12/1/25(a)	575,000
3,400,000	Pima County IDR for Tucson Electric Power Co., Series 82-A, 3.61%, 12/1/22(a)	3,400,000
75,000	Pine Ridge Village/Campus Heights for Northern Arizona University Projects, 3.62%, 6/1/33(a)(b)	75,000
6,565,000	Salt River Pima for Indian Community, 3.59%, 10/1/26(a)	6,565,000
1,900,000	Salt River Project for Agricultural Improvement and Power District COPS, 4.00%, 12/01/07	1,900,000
340,000	Scottsdale IDA for Scottsdale Healthcare, Series A, 3.59%, 9/1/30(a)	340,000
2,750,000	Scottsdale IDA for Notre Dame, Series A, 3.60%, 5/1/21(a)	2,750,000
100,000	Tempe IDA for Arizona State University Brickyard Project, Series A, 3.59%, 7/1/34(a)	100,000
200,000	Yavapai County IDA HRB for Yavapai Regional Medical Center, Series A, 3.45 5-3.79%, 12/1/26(a)	200,000
		36,140,000
	CALIFORNIA—2.7%
100,000	California HFA for Home Mortgage, Series N, 3.60%, 8/21/21(a)	100,000
22,000,000	California State RANS, 4.00%, 6/30/08	22,078,082
700,000	California Statewide CDA for Sweep Loan Program, Series B, 3.48%, 6/1/35(a)	700,000
100,000	Dublin MFH for Park Sierra, Series A, 3.61%, 6/1/28(a)	100,000
5,000,000	Imperial Irrigation, 3.40%, 2/6/08	5,000,000
300,000	Long Beach Harbor Revenue, Series A, 3.62%, 5/15/27(a)	300,000
300,000	Los Angeles CDA COPS for Broadway Spring Center Project, 3.26%, 7/1/12(a)	300,000
200,000	Los Angeles Community Redevelopment MHR for 2nd & Central Apartments Project, Series A, 3.58%, 12/1/38(a)	200,000
900,000	Los Angeles Wastewater System, Sub-Series B, 3.39%, 12/1/31(a)	900,000
		29,678,082

See notes to financial statements.

RESERVE MUNICIPAL MONEY MARKET TRUST II—INTERSTATE TAX-EXEMPT FUND
STATEMENT OF NET ASSETS—NOVEMBER 30, 2007 (Unaudited) (Continued)

Principal Amount	TAX-EXEMPT OBLIGATIONS (Continued)	Value (Note 1)
	COLORADO—1.7%
$6,600,000	Colorado ECFA for Bear Creek School Project, 3.59%, 10/1/32(a)(b)	$6,600,000
3,900,000	Colorado ECFA for Rehoboth Christian School, 3.61%, 5/1/37(a)(b)	3,900,000
5,000,000	Colorado ECFA for Northwest University Project, 3.61%, 9/1/37(a)(b)	5,000,000
1,835,000	Colorado HFA for Bethesda Living Centers Projects, 3.59%, 8/15/30(a)	1,835,000
1,500,000	Denver City and County Airport Revenue, Series C, 3.67%, 11/15/25(a)	1,500,000
		18,835,000
	CONNECTICUT—0.3%
100,000	Connecticut DAR for Independent Living Project, 3.53%, 7/1/15(a)	100,000
700,000	Connecticut DAR for Pierce Memorial Baptist, 3.50%, 10/1/28(a)	700,000
1,100,000	Connecticut DAR for Solid Waste, 3.64%, 8/1/23(a)	1,100,000
700,000	Connecticut HEFA for Health Care Capital Asset, Series A-1, 3.57%, 7/1/31(a)	700,000
140,000	Connecticut HEFA for Hotchkiss School, Series A, 3.62%, 7/1/30(a)(b)	140,000
700,000	Connecticut HEFA for Pomfret School Issue, Series A, 3.57%, 7/1/24(a)(b)	700,000
250,000	Hartford MHR for Underwood Towers Project, 3.57%, 6/1/20(a)	250,000
30,000	South Central Regional WRA, Series B, 3.53%, 8/1/32(a)	30,000
		3,720,000
	DELAWARE—0.4%
4,555,000	Wilmington GO, 3.63%, 10/1/25(a)	4,555,000
	DISTRICT OF COLUMBIA—1.4%
3,470,000	District of Columbia GO, 3.68%, 6/1/26(a)	3,470,000
11,980,000	District of Columbia GO, Series D, 3.68%, 6/1/29(a)	11,980,000
		15,450,000
	FLORIDA—14.8%
2,800,000	Atlantic Beach HCF for Fleet Landing Project, 3.70%, 1/1/37(a)	2,800,000
3,120,000	Charlotte County Utility Revenue, Series A, 3.81%, 10/1/21(a)	3,120,000
1,000,000	Collier County IDA for Community School of Naples Inc. Project, 3.59%, 10/1/22(a)	1,000,000
2,130,000	Davie for United Jewish Community Project, 3.59%, 1/1/25(a)	2,130,000
4,220,000	Florida HFC Multifamily for Collins Cove Apartments, Series W, 3.66%, 2/1/36(a)	4,220,000
2,400,000	Florida HFC Multifamily for Wellesley Apartments, Series O, 3.66%, 8/1/35(a)	2,400,000
2,775,000	Florida Keys Aqueduct WRA, 3.70%, 9/1/37(a)	2,775,000
2,215,000	Highlands County HFA for Adventist Health System, Series B, 3.59%, 12/01/26(a)	2,215,000
2,000,000	Hillsborough County for Carrollwood Day School Project, 3.58%, 6/1/31(a)	2,000,000
670,000	Hillsborough County IDR for Petroleum Packers Project, 3.66%, 9/1/13(a)	670,000
2,500,000	Jacksonville EDC HCF for Methodist, 3.60%, 10/1/15(a)	2,500,000
3,000,000	Lee County IDA HCF for Shell Point Village Project, Series A, 3.57%-3.60%, 11/1/32(a)	3,000,000
12,435,000	Miami Parking System Revenue, 3.61%, 10/1/36(a)	12,435,000
29,275,000	Miami-Dade County IDA for Airis Miami LLC, Series A, 3.68%, 10/15/25(a)	29,275,000
600,000	Miami-Dade County IDA for Waste Management Inc. Project, 3.55%, 9/1/27(a)	600,000
1,100,000	Miami-Dade County WSR, 3.60%, 10/1/25(a)	1,100,000
1,500,000	Orange County IDA for Central Florida YMCA Project, Series A, 3.61%, 5/1/27(a)	1,500,000
300,000	Orange County IDA for Independent Blood & Tissue Services, 3.60%, 10/1/27(a)	300,000
9,095,000	Orlando & Orange County, Sub-Series B-2, 3.60%, 7/1/25(a)	9,095,000
3,960,000	Palm Beach County Revenue for Benjamin Private School Project, 3.59%, 7/1/25(a)(b)	3,960,000
12,605,000	Palm Beach County School Board COPS, Series B, 3.60%, 8/1/27(a)(b)	12,605,000

See notes to financial statements.

RESERVE MUNICIPAL MONEY MARKET TRUST II—INTERSTATE TAX-EXEMPT FUND
STATEMENT OF NET ASSETS—NOVEMBER 30, 2007 (Unaudited) (Continued)

Principal Amount	TAX-EXEMPT OBLIGATIONS (Continued)	Value (Note 1)
	FLORIDA (Continued)
$5,000,000	Palm Beach County School District, 3.55%, 2/13/08(a)(b)	$5,000,000
6,490,000	Polk County School Board COPS for Master Lease Program, Series A, 3.92%, 1/1/28(a)(b)	6,490,000
4,905,000	Port Orange for Palmer College Project, 3.60%, 10/1/32(a)(b)	4,905,000
15,000,000	Sarasota County Continuing Care for Glenridge Palmer Project, 3.62%, 6/1/36(a)	15,000,000
280,000	Sarasota County HCF for Bay Village, 3.61%, 12/1/23(a)	280,000
10,000,000	Sarasota County HRB for Sarasota Memorial Hospital, Series A, 3.70%, 7/1/37(a)	10,000,000
1,800,000	University of South Florida Foundation for Interdisciplinary Studies, Series A, 3.60%, 8/1/34(a)(b)	1,800,000
17,815,000	USF Financing Corp for College of Medicine Health, Series A-2, 3.61%, 7/1/36(a)(b)	17,815,000
3,330,000	USF Financing Corp. for College of Medicine Health, 3.61%, 7/1/37(a)	3,330,000
1,000,000	West Palm Beach Utility System Revenue, 3.60%, 10/1/29(a)	1,000,000
		165,320,000
	GEORGIA—3.6%
3,000,000	Augusta Georgia WSR, 3.57%, 10/1/30(a)	3,000,000
10,225,000	Burke County PCR, 3.50%, 12/11/07(a)	10,225,000
2,050,000	De Kalb HRB for Egleston Children's Hospital, Series A, 3.61%, 3/1/24(a)	2,050,000
1,500,000	De Kalb HRB for ESR Children's Health, Series A, 3.61%, 12/1/28(a)	1,500,000
2,500,000	De Kalb MFH for Mountain Crest Apartments, Series A-1, 3.65%, 2/1/34(a)	2,500,000
1,300,000	De Kalb MFH for Winterscreek Apartments Project, 3.60%, 6/15/25(a)	1,300,000
1,181,678	Georgia Muni Association Pool Board COP, 3.60%, 12/15/20(a)	1,181,678
1,975,000	Greene County DAR for Carey Station Project, 3.71%, 9/1/24(a)	1,975,000
1,430,000	Gwinnett County MHR for Palisades Apartments Projects, 3.66%, 3/1/41(a)	1,430,000
9,675,000	Marietta MFH for Wood Glen, 3.58%, 7/1/24(a)	9,675,000
1,110,000	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, 3.66%, 7/1/27(a)	1,110,000
3,810,000	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, 3.66%, 7/1/32(a)	3,810,000
		39,756,678
	ILLINOIS—4.9%
14,455,000	Chicago GO, Series B, 3.60%, 1/1/37(a)	14,455,000
2,000,000	Chicago GO, Series E, 3.43%, 1/1/42(a)	2,000,000
2,830,000	Illinois DFA for Learn Charter School Project, 3.65%, 9/1/33(a)	2,830,000
11,500,000	Illinois EFA for Field Museum of Natural History, 3.57%, 11/1/32(a)	11,500,000
1,450,000	Illinois Finance Authority IDA for Transparent Container Project. 3.73%, 8/1/24(a)	1,450,000
11,300,000	Romeoville for Lewis University, 3.60%, 10/1/36(a)(b)	11,300,000
11,000,000	University of Illinois, Series 97B, 3.63%, 10/1/26(a)(b)	11,000,000
		54,535,000
	INDIANA—0.4%
5,000,000	Indiana Municipal Power Agency, 3.67%, 1/1/37(a)	5,000,000
	IOWA—0.3%
1,000,000	Des Moines HRB for Iowa Methodist Medical Center Project, 3.63%, 8/1/15(a)	1,000,000
2,700,000	Iowa Finance Authority for Wheaton Franciscan Services, Series B, 3.60%, 8/15/24(a)	2,700,000
		3,700,000
	KENTUCKY—0.1%
1,500,000	Kentucky EDA for Republic Services Inc. Project, 3.70%, 6/1/31(a)	1,500,000

See notes to financial statements.

RESERVE MUNICIPAL MONEY MARKET TRUST II—INTERSTATE TAX-EXEMPT FUND
STATEMENT OF NET ASSETS—NOVEMBER 30, 2007 (Unaudited) (Continued)

Principal Amount	TAX-EXEMPT OBLIGATIONS (Continued)	Value (Note 1)
	LOUISIANA—6.4%
$125,000	East Baton Rouge Parish for Road & Street Improvement, Series B, 3.59%, 8/1/30(a)	$125,000
1,860,000	Jefferson Parish HRB for East Jefferson General, 3.63%, 7/1/09(a)	1,860,000
7,255,000	Louisiana LGEF DAR for Shreveport Utility System Project, 3.57%, 10/1/35(a)	7,255,000
905,000	Louisiana LGEF DAR for University of Louisiana-Monroe, Series A, 3.60%, 11/1/34(a)(b)	905,000
200,000	Louisiana Offshore Term Auth. Deepwater Port Rev. for Loop LLC Project, 3.56%, 9/1/14(a)	200,000
305,000	Louisiana Offshore Term Auth. Deepwater Port Rev. for Loop LLC Project, 3.76%, 10/1/19(a)	305,000
105,000	Louisiana PFA for Christus Health, Sub-Series C-1, 3.54%-3.59%, 7/1/31(a)	105,000
75,000	Louisiana PFA for College & University Equipment & Capital, Series A, 3.62%, 9/1/10(a)(b)	75,000
4,790,000	Louisiana PFA for Tiger Athletic Foundation Project, 3.59%, 9/1/34(a)	4,790,000
335,000	Louisiana State University A&M College Revenue, 3.62%, 7/1/30(a)(b)	335,000
31,500,000	Plaquemines Port Harbor & Terminal District for International Marine Term Project, Series B, 3.65%, 3/15/25(a)	31,500,000
5,000,000	Port of New Orleans Cold Storage Project, 3.70%, 11/1/22(a)	5,000,000
3,105,000	Port of New Orleans for Steamboat Co. Project, 3.63%-4.01%, 6/1/30(a)	3,105,000
9,305,000	South Louisiana Port Marine Term. for Holnam Inc. Project., 3.66%, 1/1/27(a)	9,305,000
5,030,000	South Louisiana Port Marine Term. for Occidental Petroleum Corp., 3.60%, 7/1/18(a)	5,030,000
1,130,000	South Louisiana Port Marine Term. for Occidental Petroleum Corp., 3.61%, 7/1/21(a)	1,130,000
		71,025,000
	MAINE—0.6%
3,110,000	Auburn for Morse Brothers Project, 3.66%, 6/1/21(a)	3,110,000
3,885,000	Maine HEFA, 3.69%, 7/1/37(a)	3,885,000
		6,995,000
	MARYLAND—3.0%
300,000	Baltimore HDR for Spring Hill Realty & Co., 3.63%, 9/20/28(a)	300,000
1,850,000	Maryland Health & Higher Education for Trinity College, 3.66%, 11/1/26(a)(b)	1,850,000
10,820,000	Maryland HEFA for Adventist Health Care, Series A, 3.61%, 1/1/35(a)	10,820,000
9,200,000	Maryland HEFA for Adventist Health Care, Series B, 3.61%, 1/1/21(a)	9,200,000
3,100,000	Maryland State CDA for Waters Tower, Series G, 3.60%, 12/15/33(a)	3,100,000
5,900,000	Montgomery County for Riderwood Village Inc. Project, 3.62%, 3/1/34(a)	5,900,000
2,650,000	Prince Georges County for Collington Episcopal Life Center, Series B, 3.59%, 4/1/28(a)	2,650,000
		33,820,000
	MASSACHUSETTS—3.1%
985,000	Massachusetts DFA for Bedford Notre Dame Health Care, 3.66%, 10/1/29(a)	985,000
2,075,000	Massachusetts DFA for Briarwood Retirement, Series A, 3.58%, 1/1/35(a)	2,075,000
10,995,000	Massachusetts DFA for Jewish Geriatric Services, 3.57%, 5/15/34(a)	10,995,000
8,225,000	Massachusetts DFA for Salem Community Corp., 3.58%, 1/1/35(a)	8,225,000
5,880,000	Massachusetts HEFA for Single Family Housing, 3.68%, 12/1/30(a)	5,880,000
1,530,000	Massachusetts State GO, Series A, 5.38%, 8/1/08	1,549,455
1,000,000	Massachusetts State HEFA for Capital Assets Program, Series D, 3.50%, 1/1/35(a)	1,000,000
115,000	Massachusetts WRA, Series A, 3.59%, 8/1/23(a)	115,000
1,900,000	Massachusetts WRA, Sub-Series C, 3.65%, 8/1/37(a)	1,900,000
335,000	Route 3 North Transportation Improvement Association, Series B, 3.59%, 6/15/33(a)	335,000
370,000	University of Massachusetts Building Authority Project, Series 1, 3.59%, 11/1/34(a)(b)	370,000
		33,429,455

See notes to financial statements.

RESERVE MUNICIPAL MONEY MARKET TRUST II—INTERSTATE TAX-EXEMPT FUND
STATEMENT OF NET ASSETS—NOVEMBER 30, 2007 (Unaudited) (Continued)

Principal Amount	TAX-EXEMPT OBLIGATIONS (Continued)	Value (Note 1)
	MICHIGAN—2.7%
$3,000,000	Ann Arbor EDC for Glacier Hills Inc. Project, 3.59%, 11/1/25(a)	$3,000,000
1,055,000	Chelsea EDC for Silver Maples, 3.63%, 10/1/36(a)	1,055,000
9,500,000	Detroit Sewer Disposal Second Lien GO Bond, Series E, 3.74%, 7/1/31(a)	9,500,000
400,000	Greater Detroit GO, Series A, 6.25%, 12/13/07	400,238
8,310,000	Green Lake EDA for Interlochen Center Project, 3.60%, 6/1/34(a)	8,310,000
800,000	Jackson County EDC for Thrifty Leoni Inc. Project, 3.61%, 12/1/14(a)	800,000
425,000	Kentwood EDC for Holland Home, Series B, 3.59%, 11/1/32(a)	425,000
155,000	Lenawee County EDC for Siena Heights University Project, 3.60% 11/1/24(a)(b)	155,000
1,780,000	Michigan Strategic Fund for Metaltec Steel Abrasive, 3.66%, 8/1/31(a)	1,780,000
300,000	Michigan Strategic Fund for MOT LLC Project, 3.61%, 12/1/34(a)	300,000
3,895,000	Michigan Strategic Fund for Rest Haven Christian Services, 3.62%, 11/15/34(a)	3,895,000
810,000	Milan Area Schools Unlimited GO Bond, 3.60%, 5/1/30(a)(b)	810,000
25,000	Wayne Charter County Airport Revenue, Series A, 3.70%, 12/1/16(a)	25,000
		30,455,238
	MINNESOTA—2.4%
13,480,000	Minneapolis & St. Paul HRA for Allina Health System, Series B-1, 3.65%, 11/15/34(a)	13,480,000
1,445,000	Minneapolis Health for Fairview Health Services, Series A, 3.60%, 11/15/32(a)	1,445,000
40,000	Minneapolis Health for Fairview Health Services, Series C, 3.60%, 11/15/26(a)	40,000
225,000	Minnesota EFA for Carleton College, Series 6-D, 3.58%, 4/1/35(a)(b)	225,000
955,000	Minnesota EFA for William Mitchell College of Law, Series 5-S, 3.51%-3.95%, 10/1/33(a)(b)	955,000
1,246,000	Minnesota HEFA for Residential Housing, Series C, 3.68%, 1/1/35(a)	1,246,000
9,350,000	St. Louis Park HCF for Nicollet Health Service, Series A, 3.58%, 7/1/30(a)	9,350,000
200,000	St. Paul MFH for Highland Ridge Project, 3.60%, 10/1/33(a)	200,000
100,000	University of Minnesota, Series A, 3.53%, 1/1/34(a)(b)	100,000
		27,041,000
	MISSISSIPPI—0.1%
1,500,000	Mississippi Business Finance Corp.-Gulf Opportunity Zone for Tindall Corp., 3.62%, 4/1/28(a)	1,500,000
	MISSOURI—1.2%
1,000,000	Jefferson County IDA for Pevely Pointe Apartments, 3.65%, 1/1/41(a)	1,000,000
7,900,000	Missouri Higher Education Loan Authority for Student Loan Revenue, Series B, 3.66%, 3/1/20(a)	7,900,000
4,100,000	Missouri Higher Education Loan Authority for Student Loan Revenue, Series C, 3.66%, 2/15/41(a)	4,100,000
120,000	Platte County IDR for Platte Care Facility, 3.60%, 10/1/10(a)	120,000
		13,120,000
	NEVADA—0.3%
3,860,000	Nevada MFH for L'Octaine LP, 3.70%, 4/1/36(a)	3,860,000
	NEW HAMPSHIRE—2.0%
7,850,000	New Hampshire Business Finance Authority for Wheelabrator Concord Co., Series A, 3.63%, 1/1/18(a)	7,850,000
7,235,000	New Hampshire HEFA for Monadnock Community Hospital, 3.61%, 10/1/28(a)	7,235,000
6,790,000	New Hampshire HFR for Mary Hitchcock Memorial Hospital, Series 85-D, 3.60%, 7/1/21(a)	6,790,000
		21,875,000
	NEW JERSEY—2.7%
300,000	Essex County Improvement Authority, 3.59%, 7/1/25(a)	300,000
1,100,000	New Jersey EDA for Morris Museum Project, 3.56%, 2/1/31(a)	1,100,000
3,520,000	New Jersey EDA for School Facilities Construction, Series L, 5.00%, 3/1/08(b)	3,532,220

See notes to financial statements.

RESERVE MUNICIPAL MONEY MARKET TRUST II—INTERSTATE TAX-EXEMPT FUND
STATEMENT OF NET ASSETS—NOVEMBER 30, 2007 (Unaudited) (Continued)

Principal Amount	TAX-EXEMPT OBLIGATIONS (Continued)	Value (Note 1)
	NEW JERSEY (Continued)
$2,200,000	New Jersey EDA for Thermal Marina Energy LLC, Series A, 3.63%, 9/1/31(a)	$2,200,000
525,000	New Jersey EFA for College of New Jersey, Series A, 3.40-3.92%, 7/1/29(a)(b)	525,000
300,000	New Jersey HCF for Community Hospital, Series A1, 3.59%, 7/1/20(a)	300,000
1,400,000	New Jersey HCF for Hospital Capital Assets Financing, Series A, 3.51%, 7/1/35(a)	1,400,000
1,900,000	New Jersey HCF for Hospital Capital Assets Financing, Series B, 3.51%, 7/1/35(a)	1,900,000
15,000,000	New Jersey State GO Bond, 4.50%, 6/24/08	15,073,333
900,000	New Jersey State Housing & Mortgage Finance Agency, Series G, 3.63%, 5/1/34(a)	900,000
2,825,000	New Jersey Transportation Fund GABS, Series A, 5.00%, 6/15/08	2,848,785
135,000	New Jersey Turnpike Authority, Series C-1, 3.62%, 1/1/24(a)	135,000
		30,214,338
	NEW YORK—4.6%
1,500,000	Metropolitan Transportation Authority, Sub-Series E-1, 3.53%, 11/1/35(a)	1,500,000
3,700,000	New York City GO, Sub-Series A-2, 3.52%, 8/1/31(a)	3,700,000
14,300,000	New York City HFA for Worth Street, 3.68%, 5/15/33(a)	14,300,000
5,500,000	New York City MWFA, Series F-2, 3.50%, 6/15/33(a)	5,500,000
3,700,000	New York GO, Series A, 3.70%, 3/13/20(a)	3,700,000
9,000,000	New York GO, Series B, 3.70%, 3/15/30(a)	9,000,000
3,125,000	New York State HDR for Boricua Village Apartments, Series A-2, 3.65%, 9/1/42(a)	3,125,000
3,815,000	New York State HFA for 250 West 93rd Street LLC, Series 2005 A, 3.58%, 11/1/38(a)	3,815,000
4,000,000	New York State HFA for Remeeder Houses, Series A, 3.45%, 5/1/39(a)	4,000,000
1,400,000	Port Authority of New York & New Jersey for Versatile Structure, 3.43%, 5/1/19(a)	1,400,000
1,100,000	Westchester IDA for Catherine Field Home, 3.56%, 1/1/31(a)	1,100,000
		51,140,000
	NORTH CAROLINA—1.8%
3,855,000	North Carolina EFA for Wingate University, 3.64%, 5/1/22(a)(b)	3,855,000
465,000	North Carolina EFA for Wingate University Project, 3.66%, 5/1/12(a)(b)	465,000
500,000	North Carolina EFA for Cardinal Gibbons, 3.61%, 8/1/14(a)	500,000
8,000,000	North Carolina Medical Care Community HCF for South Minister, 3.60%, 10/1/14(a)	8,000,000
800,000	North Carolina Medical Care Community HCF for Stanley Total Living Center, 3.66%, 4/1/18(a)	800,000
6,000,000	North Carolina Medical Care Community HCR for Iredell Memorial Hospital, 3.96%, 10/1/37(a)	6,000,000
		19,620,000
	OHIO—6.8%
4,540,000	Akron Bath Copley HDR for Summa Health System, Series B, 3.61%, 11/1/34(a)	4,540,000
100,000	Butler County HCF for Lifesphere Project, 3.56%, 5/1/27(a)	100,000
1,815,000	Cleveland Waterworks Revenue, 3.66%, 1/1/37(a)	1,815,000
300,000	Cleveland Waterworks Revenue, Series M, 3.60%, 1/1/33(a)	300,000
150,000	Cleveland-Cuyahoga County Port Authority for 89th Garage Project, 3.60%, 1/1/37(a)	150,000
800,000	Cleveland-Cuyahoga County Port Authority for Special Buildings 1& 3 LLC, 3.63%, 1/1/37(a)	800,000
3,730,000	Cuyahoga County EDA for Cleveland Botanical Gardens Project, 3.61%, 7/1/31(a)	3,730,000
2,700,000	Cuyahoga County for Cleveland Health Education Museum, 3.60%, 3/1/32(a)	2,700,000
2,850,000	Cuyahoga County HCF for a.m. McGregor Home Project, 3.62%,1/1/34(a)	2,850,000
3,940,000	Franklin Community Multi-School Building Corp., 3.58%, 7/15/23(a)	3,940,000
5,000,000	Franklin County HCF for Ohio Presbyterian Retirement Services, Series A, 3.67%, 7/1/36(a)	5,000,000
9,930,000	Franklin County HCF for Ohio Presbyterian Retirement Services, Series B, 3.67%, 7/1/29(a)	9,930,000

See notes to financial statements.

RESERVE MUNICIPAL MONEY MARKET TRUST II—INTERSTATE TAX-EXEMPT FUND
STATEMENT OF NET ASSETS—NOVEMBER 30, 2007 (Unaudited) (Continued)

Principal Amount	TAX-EXEMPT OBLIGATIONS (Continued)	Value (Note 1)
	OHIO (Continued)
$1,665,000	Franklin County HCF for Ohio Presbyterian Retirement Services, Series B, 3.67%, 7/1/35(a)	$1,665,000
2,570,000	Franklin County HCF for Presbyterian Retirement Service, Series B, 3.67%, 7/1/33(a)	2,570,000
500,000	Franklin County HRB for Doctors Ohio Health, Series B, 3.58%, 12/1/28(a)	500,000
120,000	Franklin County HRB for U.S. Health Corp., 3.58%, 12/1/11(a)	120,000
100,000	Franklin County HRB for U.S. Health Corp., Series 96 A, 3.58%, 12/1/21(a)	100,000
260,000	Franklin County HRB for U.S. Health Corp., Series B, 3.58%, 12/1/20(a)	260,000
1,725,000	Hamilton County HCF for Episcopal Retirement Homes Inc, Series B, 3.60%, 6/1/35(a)	1,725,000
5,700,000	Licking County HCF for Kendal at Granville, 3.59%, 11/1/33(a)	5,700,000
30,000	Lima HRB for Lima Memorial Hospital Project, 3.60%, 6/1/33(a)	30,000
1,150,000	Middleburgh Heights HRB for Sowest General Health, 3.61%, 8/15/22(a)	1,150,000
530,000	Ohio State Air Quality DAR for Firstenergy, Series A, 3.62%, 6/1/33(a)	530,000
1,550,000	Ohio State Air Quality DAR for Ohio Edison, Series A, 3.60%, 2/1/14(a)	1,550,000
1,450,000	Ohio State Air Quality DAR for Timken Co., 3.60%, 6/1/33(a)	1,450,000
500,000	Ohio State HEA for Pooled Financing 2007 Program, Series A, 3.63%, 9/1/36(a)	500,000
680,000	Ohio State HEFA for Ashland University, 3.63%, 9/1/24(a)(b)	680,000
625,000	Ohio State HEFA for Case Western University, 3.60%, 10/1/31(a)(b)	625,000
6,550,000	Ohio State WDA for Pure Water, Series B, 3.60%, 12/1/18(a)	6,550,000
250,000	Ohio State WDA PCR for Firstenergy Project, Series B, 3.60%, 1/1/34(a)	250,000
1,000,000	Ohio State WDA PCR for Water Control Fund, 5.50%, 12/1/07	1,000,000
3,115,000	Pickerington Ohio for Local School District, 3.67%, 12/01/28	3,115,000
1,295,000	Richland County HCF for Wesleyan Senior Living, Series B, 3.90%, 11/1/27(a)	1,295,000
9,075,000	Toledo-Lucas County Port Authority Revenue for Franciscan Communities of St. Mary, Series C, 3.59%, 5/15/38(a)	9,075,000
130,000	University of Cincinnati General Receipts Revenue, Series B, 3.68%, 6/1/31(a)(b)	130,000
		76,425,000
	PENNSYLVANIA—9.3%
2,675,000	Berks County IDA for Kutztown University Foundation Project, 3.64%, 1/1/29(a)	2,675,000
17,500,000	Cumberland County for Asbury Group, 3.61%, 1/1/41(a)	17,500,000
4,360,000	Cumberland County for Presbyterian Homes Inc, 3.57%, 12/1/32(a)	4,360,000
400,000	Dauphin County General Health System for Pinnacle Health System Project, 3.59%, 8/15/27(a)	400,000
1,150,000	Delaware County IDR for Sun Inc., 3.60%, 11/1/33(a)	1,150,000
420,000	Lebanon County HCF for ECC Retirement Village, 3.63%, 10/15/25(a)	420,000
5,800,000	Luzerne County GO, Series A, 3.57%, 11/15/26(a)	5,800,000
3,990,000	Manheim Township School District GO Bond, 3.62%, 5/1/23(a)(b)	3,990,000
1,000,000	Manheim Township School District GO Bond, 3.62%, 6/1/25(a)(b)	1,000,000
2,500,000	Montgomery County HEFA for William Penn Charter, 3.60%, 9/15/31(a)(b)	2,500,000
2,000,000	Montgomery County IDA PCR, 3.53%, 3/12/08(a)	2,000,000
1,660,000	Northampton County IDA for First Mortgage of Kirkland Village, 3.57%, 11/1/30(a)	1,660,000
4,295,000	Pennsylvania EDA for Edensburg Project, 3.65%, 12/1/11(a)	4,295,000
1,000,000	Pennsylvania State EFA for Independent Colleges, Series E-3, 3.57%, 11/1/14(a)(b)	1,000,000
700,000	Pennsylvania State HEA for Student Loan Revenue Bonds, Series A, 3.65%, 1/1/18(a)(b)	700,000
300,000	Pennsylvania State HEA for Student Loan Revenue Bonds, Series A, 3.65%, 6/1/29(a)(b)	300,000
2,370,000	Pennsylvania State HEA for the Association of Independent Colleges, Series K 1, 3.38%, 11/1/22(a)	2,370,000
20,000,000	Pennsylvania State HEA, 3.75%, 12/1/25(a)	20,000,000
4,875,000	Pennsylvania State Turnpike Commission, Series D, 3.60%, 7/15/41(a)	4,875,000

See notes to financial statements.

RESERVE MUNICIPAL MONEY MARKET TRUST II—INTERSTATE TAX-EXEMPT FUND
STATEMENT OF NET ASSETS—NOVEMBER 30, 2007 (Unaudited) (Continued)

Principal Amount	TAX-EXEMPT OBLIGATIONS (Continued)	Value (Note 1)
	PENNSYLVANIA (Continued)
$8,680,000	Quakertown General Authority Revenue for Pooled Financing Program, Series A, 3.60%, 7/1/26(a)	$8,680,000
1,690,000	Reading for Regal Apartments, 3.66%, 10/1/34(a)	1,690,000
450,000	Washington County for University of Pennsylvania, 3.49%, 7/1/34(a)(b)	450,000
13,705,000	Westmoreland County IDA for Redstone Highlands Apartments, 3.60%, 1/1/36(a)	13,705,000
2,000,000	York County IDA, 3.53%, 1/8/08	2,000,000
		103,520,000
	PUERTO RICO—0.8%
1,330,000	Puerto Rico Commonwealth Government Development Bank, 3.41%, 12/1/15(a)	1,330,000
5,000,000	Puerto Rico Commonwealth Public Improvement, Series A-3, 3.47%, 7/1/29(a)	5,000,000
2,300,000	Puerto Rico Commonwealth Public Improvement, Series A-5, 3.57%, 7/1/32(a)	2,300,000
		8,630,000
	SOUTH CAROLINA—2.1%
3,585,000	Piedmont Municipal Power Agency, Series C, 3.60%, 1/1/19(a)	3,585,000
1,525,000	Piedmont Municipal Power Agency, Series D, 3.60%, 1/1/25(a)	1,525,000
3,560,000	South Carolina EDA for Claflin University, 3.59%, 10/1/33(a)	3,560,000
3,100,000	South Carolina Jobs EDA for Brown Packing Co. Inc. Project, 3.65%, 10/1/13(a)	3,100,000
2,000,000	South Carolina Jobs EDA for Goodwill Industries Inc. Project, 3.66%, 10/1/32(a)	2,000,000
5,000,000	South Carolina Jobs EDA for Waste Management of South Carolina, 3.65%, 7/1/24(a)	5,000,000
5,000,000	South Carolina Jobs EDA for Woodlands at Furman Project, Series C, 3.61%, 11/15/42(a)	5,000,000
		23,770,000
	TENNESSEE—1.1%
490,000	Chattanooga HEFA for Baylor School Project, Series 96, 3.60%, 11/1/16(a)	490,000
2,000,000	Jackson HEA HFA for Union University Project, 3.60%, 10/1/23(a)(b)	2,000,000
7,680,000	McMinn County IDA SWD for Bowater Inc. Project, 3.66%, 6/1/29(a)	7,680,000
2,000,000	Memphis-Shelby County IDR for Boys and Girls Club, Series A, 3.59%, 11/1/27(a)	2,000,000
		12,170,000
	TEXAS—7.0%
3,700,000	Harris County IDA for Baytank Houston Inc. Project, 3.57%, 2/1/20(a)	3,700,000
8,300,000	North Texas HEA for Student Loan Revenue, Series A, 3.68%, 12/1/38(a)	8,300,000
50,000,000	North Texas Thruway Authority BANS, 4.13%, 11/19/08	50,000,000
5,300,000	San Antonio EFA for University Incarnate Word Project, 3.60%, 12/1/27(a)(b)	5,300,000
3,200,000	Tarrant County Retirement Facilities for Northwest Senior-Edgemere Project, Series B, 3.59%, 11/15/36(a)	3,200,000
7,600,000	Travis County HFA for Querencia Barton Creek, Series C, 3.59%, 11/15/35(a)	7,600,000
		78,100,000
	UTAH—0.4%
5,000,000	Utah State Board of Regents for Student Loan Revenue, Series Y, 3.75%, 11/1/25(a)	5,000,000
	VIRGINIA—1.3%
3,205,000	King George County IDA SWD for Garnet of Virginia Inc. Project, 3.64%, 9/1/21(a)	3,205,000
1,100,000	Lynchburg IDA Hospital First Mortgage Revenue for VHA Mid-Atlantic, Series C, 3.56%, 12/1/25(a)	1,100,000
3,000,000	Lynchburg IDA Hospital First Mortgage Revenue for VHA Mid-Atlantic, Series F, 3.61%, 12/1/25(a)	3,000,000
4,730,000	Pocahontas Parkway Association for Toll Road Revenue, Series A, 5.00%, 8/15/08(a)	4,871,181
1,500,000	Portsmouth HDA MFH for Marsh Landing Project, Series A-1, 3.65%, 6/1/30(a)	1,500,000
1,350,000	Virginia Beach DAR for Architectural Graphics Project, 3.71%, 5/1/20(a)	1,350,000
		15,026,181

See notes to financial statements.

RESERVE MUNICIPAL MONEY MARKET TRUST II—INTERSTATE TAX-EXEMPT FUND
STATEMENT OF NET ASSETS—NOVEMBER 30, 2007 (Unaudited) (Continued)

Principal Amount	TAX-EXEMPT OBLIGATIONS (Continued)	Value (Note 1)
	WASHINGTON—0.5%
$1,000,000	King County School District No. 406 South Central GO, 5.15%, 6/1/08(b)	$1,008,589
4,300,000	Washington State EDA SWD for Waste Management Inc. Project, 3.64%, 10/1/27(a)	4,300,000
		5,308,589
	WISCONSIN—3.3%
2,400,000	Appleton IDR for Great Northern Corp Project, Series A, 3.64%, 9/1/19(a)	2,400,000
1,000,000	Superior Wisconsin IDR for Amsoil Inc. Project, 3.68%, 10/1/21(a)	1,000,000
3,000,000	Wisconsin State EFA for Indian Community School, 3.80%, 12/1/36(a)(b)	3,000,000
10,000,000	Wisconsin State HEFA for Froedtert & Community Health, Series C, 3.60%, 4/1/35(a)	10,000,000
20,700,000	Wisconsin State HEFA for Wisconsin Lutheran College, 3.62%, 9/1/31(a)(b)	20,700,000
		37,100,000
	WYOMING—0.8%
8,500,000	Campbell County IDR for Two Elk Generation Partners Project, 3.65%, 11/28/08(a)	8,500,000

Total Investments (Cost* $1,103,759,561)	98.8%		1,103,759,561
Comprehensive management fees payable	(0.0	)^	(28,749)
Distribution (12b-1) fees payable	(0.0	)^	(4,838)
Other Assets less Liabilities	1.2		12,843,374
Net Assets	100.0%		$1,116,569,348

Net asset value, offering and redemption price per share, based on shares of beneficial interest, $.001 par value outstanding and equivalent to the Net Assets of each Class: 222,178,591 shares Class R	$1.00
5,010,116 shares Investor Class II*	$1.00
8,891,692 shares Investor Class I*	$1.00
87,685,016 shares Class Treasurer's Trust	$1.00
1,039,938 shares Liquidity Class V*	$1.00
48,940,824 shares Liquidity Class III*	$1.00
5,649,867 shares Liquidity Class I*	$1.00
737,170,921 shares Class Institutional	$1.00

*  Effective September 28, 2007, Classes 15, 20, 25, 35 and 45 were renamed Liquidity Class I, II, III, IV and V, respectively. Also, Classes 70, 75 and 95 were renamed Investor Class I, II and III, respectively.

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST II—CALIFORNIA MUNICIPAL MONEY-MARKET FUND
STATEMENT OF NET ASSETS—NOVEMBER 30, 2007 (Unaudited)

Principal Amount	TAX-EXEMPT OBLIGATIONS—98.8%	Value (Note 1)
	CALIFORNIA—91.5%
$1,800,000	Access to Loans for Learning, Series V-A-4, 3.62%, 7/1/41(a)(b)	$1,800,000
545,000	Alameda Contra Costa COPS, Series F, 3.61%, 8/1/23(a)	545,000
1,220,000	Bay Area Toll Authority for San Francisco, Series C, 3.59%-3.67%, 4/1/45(a)	1,220,000
1,000,000	Bay Area Toll Authority for San Francisco, Series C-2, 3.40%, 4/1/47(a)	1,000,000
1,000,000	Bay Area Toll Authority for San Francisco, Series G-2, 3.43%, 4/1/47(a)	1,000,000
1,000,000	California Health Facilities Financing Authority, Series J, 3.47%, 7/1/33(a)	1,000,000
1,000,000	California HFA for Home Mortgage, Series F, 3.60%, 2/1/34(a)	1,000,000
1,300,000	California HFA for Home Mortgage, Series J, 3.68%, 2/1/32(a)	1,300,000
950,000	California HFA for Home Mortgage, Series N, 3.60%, 8/21/21(a)	950,000
2,540,000	California Infrastructure and Economic Development for SRI International, Series A, 3.51%, 9/1/28(a)	2,540,000
1,000,000	California MFA for Vacaville Christian Schools, 3.52%, 8/1/37(a)(b)	1,000,000
3,000,000	California PCR for Wadham Energy LP, Series C, 3.63%, 11/1/17(a)	3,000,000
350,000	California State GO, Series A-Sub-Series A-1, 3.50%, 5/1/40(a)	350,000
3,000,000	California State RANS, 4.00%, 6/30/08	3,010,648
1,150,000	California State Water Reserve Power Supply, Series C-9, 3.48%, 5/1/22(a)	1,150,000
3,300,000	California Statewide CDA COPS for Covenant Retirement Community, 3.49%, 12/1/25(a)	3,300,000
800,000	California Statewide CDA for Sweep Loan Program, Series B, 3.48%, 6/1/35(a)	800,000
4,200,000	California Statewide CDA MFH for Stoneridge Elk Grove, Series Q, 3.61%, 10/1/38(a)	4,200,000
3,400,000	Dublin MFH for Park Sierra, Series A, 3.61%, 6/1/28(a)	3,400,000
1,400,000	Fremont COPS for Family Reserve Center, 3.55%, 8/1/28(a)	1,400,000
2,000,000	Imperial Irrigation, 3.40%, 2/6/08	2,000,000
3,100,000	Long Beach Harbor Revenue, Series A, 3.62%, 5/15/27(a)	3,100,000
3,100,000	Los Angeles Community Redevelopment COPS for Broadway-Spring Center Project, 3.61%, 7/1/12(a)	3,100,000
3,100,000	Los Angeles Community Redevelopment MHR for 2nd & Central Apartments Project, Series A, 3.58%, 12/1/38(a)	3,100,000
2,805,000	Los Angeles Community Redevelopment MHR for Security Building Project, Series A, 3.63%, 12/15/34(a)	2,805,000
3,000,000	Los Angeles County Transportation Commission Sales Tax Revenue, Series A, 3.45%, 7/1/12(a)	3,000,000
300,000	Los Angeles Wastewater System, Sub- Series B, 3.39%, 12/1/31(a)	300,000
3,000,000	Port Oakland for ROCS RR II R- 7072, 3.55%, 11/1/27(a)	3,000,000
2,175,000	Riverside County Community Facilities for Special Tax No. 88-4, 3.53%, 9/1/14(a)	2,175,000
3,400,000	San Diego MHR for Villa Nueva Apartments, Series F, 3.61%, 9/1/39(a)	3,400,000
500,000	San Francisco City and County Redevelopment Agency MFH for Maria Manor Apartments, Series F, 3.62%, 12/1/33(a)	500,000
1,200,000	Santa Ana Unified School District COPS, 3.48%, 7/1/15(a)(b)	1,200,000
200,000	South San Francisco MHR for Magnolia Plaza Apartments, Series A, 3.65%, 5/1/17(a)	200,000
1,000,000	Southern California Public Power Authority for Palo Verde Project, Series C, 3.46%, 7/1/17(a)	1,000,000
		62,845,648
	PUERTO RICO—7.3%
200,000	Puerto Rico Commonwealth Highway and Transportation Authority, Series A, 3.50%, 7/1/28(a)	200,000
575,000	Puerto Rico Commonwealth Public Improvement, Series A-3, 3.47%, 7/1/29(a)	575,000
4,200,000	Puerto Rico Commonwealth TRANS, 4.25%, 7/30/08	4,222,939
		4,997,939

Total Investments (Cost* $67,843,587)	98.8%		67,843,587
Comprehensive management fees payable	(0.0	)^	(4,559)
Distribution (12b-1) fees payable	(0.0	)^	(1,407)
Other Assets less Liabilities	1.2		824,348
Net Assets	100.0%		$68,661,969
Net asset value, offering and redemption price per share, based on 68,661,969 shares of beneficial interest, $.001 par value outstanding, Class R			$1.00

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST II—CONNECTICUT MUNICIPAL MONEY-MARKET FUND
SCHEDULE OF INVESTMENTS—NOVEMBER 30, 2007 (Unaudited)

Principal Amount	TAX-EXEMPT OBLIGATIONS—90.8%	Value (Note 1)
	CONNECTICUT—78.7%
$1,865,000	Connecticut DAR for Independent Living Project, 3.53%, 7/1/15(a)	$1,865,000
1,085,000	Connecticut DAR for Pierce Memorial Baptist, 3.50%, 10/1/28(a)	1,085,000
2,000,000	Connecticut DAR for Solid Waste, 3.64%, 8/1/23(a)	2,000,000
1,855,000	Connecticut GO, Series 1-A, 3.62%, 2/15/21(a)	1,855,000
540,000	Connecticut HEFA for Avon Old Farms School, Series B, 3.57%, 7/1/35(a)	540,000
200,000	Connecticut HEFA for Greater Hartford YMCA, Series A, 3.58%, 7/1/32(a)	200,000
100,000	Connecticut HEFA for Greenwich Academy, Series C, 3.57%, 3/1/37(a)(b)	100,000
1,100,000	Connecticut HEFA for Health Care Capital Asset, Series A-1, 3.57%, 7/1/31(a)	1,100,000
2,005,000	Connecticut HEFA for Hotchkiss School, Series A, 3.62%, 7/1/30(a)(b)	2,005,000
300,000	Connecticut HEFA for Kent School Corporation, Series C, 3.58%, 7/1/30(a)(b)	300,000
1,000,000	Connecticut HEFA for Kingswood-Oxford School, 3.60%, 7/1/30(a)(b)	1,000,000
1,000,000	Connecticut HEFA for Klingberg Family Center, 3.57%, 7/1/32(a)	1,000,000
2,100,000	Connecticut HEFA for Masonicare Corp., Series C, 3.60%, 7/1/37(a)	2,100,000
1,075,000	Connecticut HEFA for Pomfret School Issue, Series A, 3.57%, 7/1/24(a)(b)	1,075,000
1,200,000	Connecticut HEFA for Stamford Hospital, Series H, 3.44%, 7/1/24(a)	1,200,000
1,000,000	Connecticut HEFA for University of Bridgeport, Series B, 3.60%, 7/1/37(a)(b)	1,000,000
400,000	Connecticut HEFA for University of New Haven, Series E, 3.71%, 7/1/35(a)(b)	400,000
200,000	Connecticut HEFA for Wesleyan University, Series F, 3.62%, 7/1/40(a)(b)	200,000
600,000	Connecticut HEFA for Yale University, Series T-2, 3.46%, 7/1/29(a)(b)	600,000
1,400,000	Connecticut HEFA for Yale University, Series V-1, 3.52%, 7/1/36(a)(b)	1,400,000
1,500,000	Connecticut HFA Mortgage Financing Program, Series B-3, 3.63%, 11/15/31(a)	1,500,000
1,200,000	Connecticut HFA Mortgage Financing Program, Sub-Series D-3, 3.63%, 5/15/33(a)	1,200,000
500,000	Connecticut HFA Mortgage Financing Program, Sub-Series E-4, 3.61%, 11/15/27(a)	500,000
1,004,140	Connecticut Special Assessment Second Injury Fund, Series A, 5.00%, 1/1/08	1,004,140
2,000,000	Connecticut Special Tax Obligation for Transportation Infrastructure, Series 1, 3.62%, 9/1/20(a)	2,000,000
2,000,000	Hartford MHR for Underwood Towers Project, 3.57%, 6/1/20(a)	2,000,000
1,570,000	South Central Regional WRA, Series B, 3.53%, 8/1/32(a)	1,570,000
1,000,000	Waterbury BANS, 4.50%, 9/3/08	1,006,311
		31,805,451
	VIRGINIA—5.0%
2,000,000	King George County IDA for Birchwood Power Partners Project, 3.71%, 11/1/25(a)	2,000,000
	PUERTO RICO—7.1%
950,000	Puerto Rico Commonwealth Government Development Bank, 3.41%, 12/1/15(a)	950,000
600,000	Puerto Rico Commonwealth Highway & Transportation Authority, Series A, 3.50%, 7/1/28(a)	600,000
525,000	Puerto Rico Commonwealth Public Improvement, Series A-3, 3.47%, 7/1/29(a)	525,000
804,952	Puerto Rico Commonwealth TRANS, 4.25%, 7/30/08	804,952
		2,879,952

Total Investments (Cost* $36,685,403)	90.8%	36,685,403
Other Assets less Liabilities	9.2	3,706,453
Net Assets	100.0%	$40,391,856

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST II—CONNECTICUT MUNICIPAL MONEY-MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2007 (Unaudited)

Assets
Investments in securities, at value (Cost $36,685,403)	$36,685,403
Cash	3,563,888
Interest receivable	185,199
Total Assets	40,434,490
Liabilities
Comprehensive management fees payable	2,682
Distribution (12b-1) fees payable	828
Other Liabilities	39,124
Total Liabilities	42,634
Net Assets	$40,391,856
Net asset value, offering and redemption price per share, based on 40,391,856 shares of beneficial interest, $.001 par value outstanding, Class R	$1.00

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST II—FLORIDA MUNICIPAL MONEY-MARKET FUND
STATEMENT OF NET ASSETS—NOVEMBER 30, 2007 (Unaudited)

Principal Amount	TAX-EXEMPT OBLIGATIONS—97.4%	Value (Note 1)
	FLORIDA—96.2%
$1,715,000	Broward County HFA Multifamily for Jacaranda Village Apartments, 3.61%, 9/1/22(a)	$1,715,000
1,060,000	Broward County HFA Multifamily for Palms of Deerfield Beach, 3.68%, 8/15/38(a)	1,060,000
1,950,000	Broward County School Board COPS, 3.59%, 7/1/21(a)(b)	1,950,000
2,700,000	Capital Travel Agency for Aero Miami Project Air Cargo, 3.70%, 8/1/34(a)	2,700,000
1,065,000	Charlotte County Utility Revenue, Series A, 3.81%, 10/1/21(a)	1,065,000
750,000	Coconut Creek IDR for Elite Aluminum Corporation Project, 3.64%, 11/1/22(a)	750,000
140,000	Collier County HFA for The Moorings Inc. Project, 3.61%, 12/1/24(a)	140,000
1,770,000	Dade County IDA for Dolphins Stadium Project, Series B, 3.57%, 1/1/16(a)	1,770,000
150,000	Dade County IDA for Dolphins Stadium Project, Series D, 3.57%, 1/1/16(a)	150,000
2,135,000	Dade County WSR, 3.59%, 10/5/22(a)	2,135,000
1,645,000	Florida HFC Multifamily for Bridgewater Club, Series L-1, 3.66%, 6/1/34(a)	1,645,000
1,580,000	Florida HFC Multifamily for Collins Cove Apartments, Series W, 3.66%, 2/1/36(a)	1,580,000
2,600,000	Florida HFC Multifamily for Wellesley Apartments, Series O, 3.66%, 8/1/35(a)	2,600,000
3,200,000	Florida State Municipal Power Agency for Stanton Project, 3.60%, 10/1/19(a)	3,200,000
900,000	Greater Orlando Aviation Authority, Series E, 3.68%, 10/1/21(a)	900,000
2,000,000	Hillsborough Aviation, Series B, 3.60%, 1/17/08	2,000,000
1,000,000	Hillsborough County IDR for Petroleum Packers Project, 3.66%, 9/1/13(a)	1,000,000
430,000	Indian River County for St. Edward's School Project, 3.64%, 7/1/27(a)(b)	430,000
100,000	Jacksonville Capital Assets Project, Series 2002-1, 3.60%, 10/1/34(a)	100,000
1,180,000	Jacksonville EDC for Holland Sheltair, Series A-1, 3.64%, 11/1/34(a)	1,180,000
290,000	Jacksonville HFA for River Garden Hebrew Home Project, 3.64%, 2/1/18(a)	290,000
1,000,000	Manatee County PCR for Florida Power & Light Co. Project, 3.55%, 9/1/24(a)	1,000,000
480,000	Marion County IDA for Hospice of Marion County Inc Project, 3.64%, 8/1/23(a)	480,000
2,000,000	Miami Package System Revenue, 3.61%, 10/1/36(a)	2,000,000
3,000,000	Miami-Dade County IDA for Airbus North America Service Co., Series A, 3.65%, 4/1/30(a)	3,000,000
3,325,000	Miami-Dade County IDA for Airis Miami LLC, Series A, 3.68%, 10/15/25(a)	3,325,000
500,000	Miami-Dade County IDA for Professional Modification, 3.67%, 8/1/18(a)	500,000
3,000,000	Miami-Dade County IDA for Waste Management Inc. Project, 3.55%, 9/1/27(a)	3,000,000
2,600,000	North Broward Hospital District Revenue, Series A, 3.60%, 1/15/27(a)	2,600,000
300,000	Orange County IDA for Central Florida YMCA Project, Series A, 3.61%, 5/1/27(a)	300,000
700,000	Orange County IDA for Independent Blood & Tissue Services, 3.60%, 10/1/27(a)	700,000
1,700,000	Orange County School Board COPS, Series B, 3.50%, 8/1/32(a)(b)	1,700,000
1,300,000	Palm Beach County Airport Revenue for Galaxy Aviation, 3.70%, 9/1/28(a)	1,300,000
475,000	Palm Beach County for Economic Development Revenue for YMCA Project, 3.64%, 11/1/28(a)	475,000
645,000	Palm Beach County for Palm Beach Day Academy Project, 3.64%, 1/1/37(a)	645,000
2,800,000	Palm Beach County School Board COPS, Series B, 3.60%, 8/1/27(a)(b)	2,800,000
800,000	Pinellas County HFA for Mease Manor Inc, Series A, 3.66%, 11/1/15(a)	800,000
1,400,000	Pinellas County HFA for Pooled Hospital Loan Program, Series 85, 3.63%, 12/1/15(a)	1,400,000
2,795,000	Port Orange for Palmer College Project, 3.60%, 10/1/32(a)(b)	2,795,000
200,000	Seminole County IDA HCF for Florida Living Nursing, 3.78%, 2/1/11(a)	200,000
3,000,000	St. Johns County HFA Multifamily for Summerset Village LLC, 3.66%, 10/1/37(a)	3,000,000
1,300,000	Tampa for Tampa LLC Project-University of Tampa, Series A, 3.60%, 10/1/37(a)(b)	1,300,000
900,000	University of North Florida Foundation for Package System, 3.60%, 5/1/28(a)(b)	900,000
850,000	USF Financing Corp for College of Medicine Health, Series A-2, 3.61%, 7/1/36(a)(b)	850,000
2,630,000	West Palm Beach Utility System Revenue, 3.60%, 10/1/29(a)	2,630,000
		66,060,000

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST II—FLORIDA MUNICIPAL MONEY-MARKET FUND
STATEMENT OF NET ASSETS—NOVEMBER 30, 2007 (Unaudited) (Continued)

Principal Amount	TAX-EXEMPT OBLIGATIONS (Continued)	Value (Note 1)
	PUERTO RICO—1.2%
$817,000	Puerto Rico Commonwealth Government Development Bank, 3.41%, 12/1/15(a)	$817,000

Total Investments (Cost* $66,877,000)	97.4%		66,877,000
Comprehensive management fees payable	(0.0	)^	(4,561)
Distribution (12b-1) fees payable	(0.0	)^	(1,408)
Other Assets less Liabilities	2.6		1,822,550
Net Assets	100.0%		$68,693,581
Net asset value, offering and redemption price per share, based on 68,693,581 shares of beneficial interest, $.001 par value outstanding, Class R			$1.00

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST II—MASSACHUSETTS MUNICIPAL MONEY-MARKET FUND
STATEMENT OF NET ASSETS—NOVEMBER 30, 2007 (Unaudited)

Principal Amount	TAX-EXEMPT OBLIGATIONS—98.4%	Value (Note 1)
	MASSACHUSETTS—91.6%
$1,310,000	Massachusetts DFA for Bedford Notre Dame Health Care, 3.66%, 10/1/29(a)	$1,310,000
1,325,000	Massachusetts DFA for Briarwood Retirement, Series A, 3.58%, 1/1/35(a)	1,325,000
1,300,000	Massachusetts DFA for Brooksby Village Project, 3.56%, 7/1/32(a)	1,300,000
1,310,000	Massachusetts DFA for Draper Laboratory Issue, 3.57%, 6/1/30(a)	1,310,000
800,000	Massachusetts DFA for Gann Academy Project, 3.59%, 6/1/32(a)(b)	800,000
800,000	Massachusetts DFA for Jewish Geriatric Services, 3.57%, 5/15/34(a)	800,000
595,000	Massachusetts DFA for Mystic Valley School, 3.58%, 6/15/08(a)(b)	595,000
1,173,000	Massachusetts DFA for Smith College, 3.56%, 7/1/24(a)(b)	1,173,000
505,000	Massachusetts DFA IDR for Kayem Foods Inc., 3.62%, 5/1/16(a)	505,000
780,000	Massachusetts DFA IDR for Leaktite Corp., 3.62%, 8/1/19(a)	780,000
800,000	Massachusetts DFA IDR for Ocean Spray Cranberries, 3.64%, 10/15/11(a)	800,000
1,600,000	Massachusetts DFA SWD for Newark Group Inc. Project, Series C, 3.62%, 7/1/31(a)	1,600,000
450,000	Massachusetts DFA SWD for Wheelabrator Millbury Project, 3.57%, 5/1/27(a)	450,000
600,000	Massachusetts GO, Series 97-B, 3.57%, 9/1/16(a)	600,000
500,000	Massachusetts GO, Series B, 3.67%, 3/1/26(a)	500,000
900,000	Massachusetts HEFA for Bentley College Issue, Series K, 3.74%, 7/1/30(a)(b)	900,000
775,000	Massachusetts HEFA for Harvard University, Series Y, 3.55%, 7/1/35(a)(b)	775,000
880,000	Massachusetts HEFA for MIT, Series J-2, 3.55%, 7/1/31(a)(b)	880,000
500,000	Massachusetts HEFA for Partners Healthcare Systems, Series P-1, 3.65%, 7/1/27(a)	500,000
1,520,000	Massachusetts HEFA for Single Family Housing, 3.68%, 12/1/30(a)	1,520,000
1,300,000	Massachusetts HEFA for Wellesley College, Series E, 3.60%, 7/1/22(a)(b)	1,300,000
700,000	Massachusetts HEFA for Williams College, Series E, 3.59%, 8/1/14(a)(b)	700,000
55,000	Massachusetts IFA for Lowell Mills Associates LP, Series 95, 3.69%, 12/1/20(a)	55,000
600,000	Massachusetts IFA for Tech Mold & Tool, 3.66%, 6/1/18(a)	600,000
75,000	Massachusetts WRA, Series A, 3.59%, 8/1/23(a)	75,000
400,000	Massachusetts WRA, Sub-Series B, 3.65%, 4/1/28(a)	400,000
600,000	Massachusetts WRA, Sub-Series C, 3.65%, 8/1/37(a)	600,000
1,165,000	Route 3 North Transportation Improvement Association, Series B, 3.59%, 6/15/33(a)	1,165,000
1,015,000	University of Massachusetts Building Authority Project, Series 1, 3.59%, 11/1/34(a)(b)	1,015,000
		24,333,000
	OREGON—1.9%
500,000	Portland MFH for South Park Block Project, Series A, 3.62%, 12/1/11(a)	500,000
	PUERTO RICO—4.9%
495,000	Puerto Rico Commonwealth Public Improvement, Series A-5, 3.57%, 7/1/32(a)	495,000
800,000	Puerto Rico Commonwealth TRANS, 4.25%, 7/30/08	804,369
		1,299,369

Total Investments (Cost* $26,132,369)	98.4%		26,132,369
Comprehensive management fees payable	(0.0	)^	(1,763)
Distribution (12b-1) fees payable	(0.0	)^	(544)
Other Assets less Liabilities	1.6		428,243
Net Assets	100.0%		$26,558,305
Net asset value, offering and redemption price per share, based on shares of beneficial interest, $.001 par value outstanding and equivalent to the Net Assets of each Class: 26,548,158 shares, Class R			1.00
10,147 shares, Class Treasurer's Trust			1.00

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST II—MICHIGAN MUNICIPAL MONEY-MARKET FUND
SCHEDULE OF INVESTMENTS—NOVEMBER 30, 2007 (Unaudited)

Principal Amount	TAX-EXEMPT OBLIGATIONS—93.4%	Value (Note 1)
	COLORADO—4.5%
$1,200,000	Colorado ECFA for National Jewish Federation Building Program, 3.62%, 8/1/27(a)	$1,200,000
	MICHIGAN—84.0%
925,000	Ann Arbor EDC for Glacier Hills Inc. Project, 3.59%, 11/1/25(a)	925,000
1,245,000	Chelsea EDC for Silver Maples, 3.63%, 10/1/36(a)	1,245,000
100,000	Detroit Economic Water Front, Series A, 3.59%, 5/1/09(a)	100,000
1,300,000	Detroit Water Supply System for Senior Lien, Series B, 3.62%, 7/1/35(a)	1,300,000
500,000	Grand Rapids EDC for Baker Knapp & Tubbs, 3.66%, 6/1/12(a)	500,000
235,000	Green Lake EDA for Interlochen Center Project, 3.60%, 6/1/34(a)	235,000
700,000	Jackson County EDC for Thrifty Leoni Inc. Project, 3.61%, 12/1/14(a)	700,000
410,000	Jackson County EDC for Vista Grande Villa Sr Lien, Series A, 3.60%, 11/1/31(a)	410,000
180,000	Kalamazoo HRB for Bronson Methodist Hospital, 3.59%, 5/15/36(a)	180,000
450,000	Kalamazoo HRB for Bronson Methodist Hospital, Series B, 3.59%, 12/1/15(a)	450,000
775,000	Kentwood EDC for Holland Home, Series B, 3.59%, 11/1/32(a)	775,000
1,250,000	Lenawee County EDC for Siena Heights University Project, 3.60% 11/1/24(a)(b)	1,250,000
1,295,000	Michigan Building Authority for Multi-Modal Facilities Program, Series II A, 3.57%, 10/15/40(a)	1,295,000
200,000	Michigan EFA for University of Detroit, 3.60%, 11/1/36(a)(b)	200,000
165,000	Michigan HDA for Single Family Housing, Series 2000 A, 3.62%, 12/1/16(a)	165,000
335,000	Michigan HFR for Hospital Equipment Loan Program, Series A, 3.55%, 12/1/23(a)	335,000
1,200,000	Michigan Higher Education Student Loan Revenue, Series XII-B, 3.66%, 10/1/13(a)	1,200,000
1,270,000	Michigan HRB for Henry Ford Health, Series B, 3.59%, 11/15/40(a)	1,270,000
500,000	Michigan Municipal Bond Authority for Local Government Loan Program, 5.00%, 5/1/08	502,630
1,000,000	Michigan State HDA MHR for Courtyards of Taylor Ltd., Series A, 3.59%, 8/15/32(a)	1,000,000
625,000	Michigan State University Revenue, Series A, 3.65%, 8/15/32(a)(b)	625,000
200,000	Michigan Strategic Fund for Detroit Symphony Project, Series B, 3.60%, 6/1/31(a)	200,000
100,000	Michigan Strategic Fund for Louisiana-Pacific Corp., 3.66%, 9/1/09(a)	100,000
705,000	Michigan Strategic Fund for Metaltec Steel Abrasive, 3.66%, 8/1/31(a)	705,000
1,245,000	Michigan Strategic Fund for MOT LLC Project, 3.61%, 12/1/34(a)	1,245,000
1,245,000	Michigan Strategic Fund for Rest Haven Christian Services, 3.62%, 11/15/34(a)	1,245,000
1,200,000	Milan Area Schools Unlimited GO Bond, 3.60%, 5/1/30(a)(b)	1,200,000
500,000	Oakland County EDC for Graphic-Technology Inc. Project, 3.67%, 4/1/28(a)	500,000
1,305,000	Oakland University General Revenue, 3.62%, 3/1/31(a)(b)	1,305,000
180,000	University of Michigan Hospital Revenue, Series A, 3.60%, 12/1/27(a)(b)	180,000
185,000	Wayne Charter County Airport Revenue, Series A, 3.70%, 12/1/16(a)	185,000
470,000	Wayne Charter County Airport Revenue, Series B, 3.66%, 12/1/16(a)	470,000
400,000	WoodHaven Brownstown School District, Series B, 3.60%, 5/1/34(a)(b)	400,000
		22,397,630
	PUERTO RICO—4.9%
700,000	Puerto Rico Commonwealth Government Development Bank, 3.41%, 12/1/15(a)	700,000
600,000	Puerto Rico Commonwealth Public Improvement, Series A-3, 3.47%, 7/1/29(a)	600,000
		1,300,000

Total Investments (Cost* $24,897,630)	93.4%	24,897,630
Other Assets less Liabilities	6.6	1,770,466
Net Assets	100.0%	$26,668,096

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST II—MICHIGAN MUNICIPAL MONEY-MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2007 (Unaudited)

Assets
Investments in securities, at value (Cost $24,897,630)	$24,897,630
Cash	1,679,956
Interest receivable	95,932
Total Assets	26,673,518
Liabilities
Comprehensive management fees payable	1,771
Distribution (12b-1) fees payable	546
Other Liabilities	3,105
Total Liabilities	5,422
Net Assets	$26,668,096
Net asset value, offering and redemption price per share, based on $26,688,096 shares of beneficial interest, $.001 par value outstanding, Class R	$1.00

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST II—NEW JERSEY MUNICIPAL MONEY-MARKET FUND
SCHEDULE OF INVESTMENTS—NOVEMBER 30, 2007 (Unaudited)

Principal Amount	TAX-EXEMPT OBLIGATIONS—91.6%	Value (Note 1)
	NEW JERSEY—76.2%
$2,550,000	Hudson County Pooled Government Loan Program, 3.53%, 7/15/26(a)	$2,550,000
2,800,000	New Jersey EDA for Airis Newark Project, 3.63%, 1/1/19(a)	2,800,000
165,000	New Jersey EDA for Catholic Community Services Project, 3.61%, 5/1/23(a)	165,000
1,000,000	New Jersey EDA for Cedar Crest Village Inc, Series A, 3.56%, 1/1/36(a)	1,000,000
3,765,000	New Jersey EDA for Geriatrics Housing Services, Series P-J, 3.57%, 11/1/31(a)	3,765,000
1,550,000	New Jersey EDA for Golf Association Project, 3.55%, 5/1/23(a)	1,550,000
2,020,000	New Jersey EDA for Hun School of Princeton Project, 3.55%, 11/1/34(a)(b)	2,020,000
190,000	New Jersey EDA for Institute of Electrical, Series A, 3.61%, 4/1/14(a)	190,000
900,000	New Jersey EDA for Morris Museum Project, 3.56%, 2/1/31(a)	900,000
3,000,000	New Jersey EDA for Port Newark Container LLC, 3.63%, 7/1/30(a)	3,000,000
2,000,000	New Jersey EDA for Princeton University, Series A, B, 3.43%, 1/10/08(a)(b)	2,000,000
1,000,000	New Jersey EDA for Ranney School Project, 3.59%, 8/1/37(a)(b)	1,000,000
700,000	New Jersey EDA for RJB Associates LP, 3.55%, 8/1/08(a)	700,000
3,800,000	New Jersey EDA for Thermal Energy Facilities LTD, Series A, 3.59%, 12/1/31(a)	3,800,000
6,900,000	New Jersey EDA for Thermal Marina Energy LLC, Series A, 3.63%, 9/1/31(a)	6,900,000
4,005,000	New Jersey EFA for College of New Jersey, Series A, 3.40-3.92%, 7/1/29(a)(b)	4,005,000
113,000	New Jersey EFA for Princeton University, Series B, 3.35%, 7/1/21(a)(b)	113,000
400,000	New Jersey HCF for Community Hospital, Series A1, 3.59%, 7/1/20(a)	400,000
800,000	New Jersey HCF for Matheny School Hospital, Series A, 3.56%, 7/1/23(a)	800,000
3,075,000	New Jersey HCF for St. Barnabas, Series 2001A, 3.56%, 7/1/31(a)	3,075,000
100,000	New Jersey HCF for Virtual Health, 3.58%, 7/1/30(a)	100,000
200,000	New Jersey HCF for Virtual Health, 3.59%, 7/1/23(a)	200,000
1,900,000	New Jersey Single Family Housing, Series D, 3.43%, 10/1/26(a)	1,900,000
82,000	New Jersey Sports Authority Expo, 3.84%, 3/1/21(a)	82,000
3,255,000	New Jersey Sports Authority Expo, Series C, 3.53%, 9/1/24(a)	3,255,000
4,000,000	New Jersey State GO Bond, 4.50%, 6/24/08	4,019,555
3,100,000	New Jersey State Housing & Mortgage Finance Agency, Series G, 3.63%, 5/1/34(a)	3,100,000
200,000	New Jersey Turnpike Authority, Series 91-D, 3.53%, 1/1/18(a)	200,000
3,815,000	New Jersey Turnpike Authority, Series C-1, 3.62%, 1/1/24(a)	3,815,000
100,000	Salem County for Atlantic City Electrical, Series A, 3.58%, 4/15/14(a)	100,000
4,000,000	Salem County for Friends Home Woodstown Inc, 3.56%, 4/1/34(a)	4,000,000
		61,504,555
	NEW YORK—3.7%
3,005,000	Port Authority of New York & New Jersey Special Obligation Revenue, 3.42%, 12/7/07(a)	3,005,000
	PENNSYLVANIA—5.0%
4,000,000	Delaware River Port Authority of Pennsylvania & New Jersey Special Obligation Revenue, 5.40%, 1/1/08	4,005,876
	PUERTO RICO—6.7%
2,105,000	Puerto Rico Commonwealth GO Bond, 3.57%, 7/1/32(a)	2,105,000
468,000	Puerto Rico Commonwealth Government Development Bank, 3.41%, 12/1/15(a)	468,000
925,000	Puerto Rico Commonwealth Highway & Transportation Authority, Series A, 3.50%, 7/1/28(a)	925,000
1,900,000	Puerto Rico Commonwealth TRANS, 4.25%, 7/30/08	1,910,377
		5,408,377

Total Investments (Cost* $73,923,808)	91.6%	73,923,808
Other Assets less Liabilities	8.4	6,750,702
Net Assets	100.0%	$80,674,510

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST II—NEW JERSEY MUNICIPAL MONEY-MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2007 (Unaudited)

Assets
Investments in securities, at value (Cost $73,923,808)	$73,923,808
Cash	6,418,498
Interest receivable	350,584
Other assets	5,043
Total Assets	80,697,933
Liabilities
Comprehensive management fees payable	5,356
Distribution (12b-1) fees payable	1,653
Other Liabilities	16,414
Total Liabilities	23,423
Net Assets	$80,674,510
Net asset value, offering and redemption price per share, based on 80,674,510 shares of beneficial interest, $.001 par value outstanding, Class R	$1.00

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST II—OHIO MUNICIPAL MONEY-MARKET FUND
STATEMENT OF NET ASSETS—NOVEMBER 30, 2007 (Unaudited)

Principal Amount	TAX-EXEMPT OBLIGATIONS—96.1%	Value (Note 1)
	OHIO—88.3%
$395,000	Akron Bath Copley HDR for Summa Health System, Series B, 3.61%, 11/1/34(a)	$395,000
375,000	Allen County HCF for Mennonite Home Project, 3.58%, 2/1/18(a)	375,000
880,000	Butler County HCF for Lifesphere Project, 3.56%, 5/1/27(a)	880,000
100,000	Centerville HCR for Bethany Lutheran Village Project, 3.72%, 5/1/08(a)	100,000
945,000	Cleveland Airport Systems Revenue, Series D, 3.66%, 1/1/27(a)	945,000
1,080,000	Cleveland Waterworks Revenue, Series M, 3.60%, 1/1/33(a)	1,080,000
550,000	Cleveland-Cuyahoga County Port Authority for 89th Garage Project, 3.60%, 1/1/37(a)	550,000
200,000	Cleveland-Cuyahoga County Port Authority for Special Buildings 1& 3 LLC, 3.63%, 1/1/37(a)	200,000
750,000	Columbus Regional Airport Authority Capital Funding, Series A, 3.60%, 3/1/34(a)	750,000
770,000	Cuyahoga County EDA for Cleveland Botanical Gardens Project, 3.61%, 7/1/31(a)	770,000
380,000	Cuyahoga County IDR for S&R Playhouse Realty Co., 3.50%, 12/1/09(a)	380,000
400,000	Franklin County HCF for Friendship Village of Dublin, Series B, 3.59%, 11/1/34(a)	400,000
775,000	Franklin County HCF for Presbyterian Retirement Service, Series B, 3.67%, 7/1/33(a)	775,000
800,000	Franklin County HRB for Children's Hospital, Series A, 3.57%, 5/1/31(a)	800,000
400,000	Franklin County HRB for Doctors Ohio Health, Series B, 3.58%, 12/1/28(a)	400,000
540,000	Greene County Revenue for Fairview Extended, Series B, 3.54%, 1/1/11(a)	540,000
175,000	Hamilton County HCF for Episcopal Retirement Homes Inc, Series B, 3.60%, 6/1/35(a)	175,000
70,000	Lima HRB for Lima Memorial Hospital Project, 3.60%, 6/1/33(a)	70,000
315,000	Middleburgh Heights HRB for Sowest General Health, 3.61%, 8/15/22(a)	315,000
470,000	Ohio State Air Quality DAR for Firstenergy, Series A, 3.62%, 6/1/33(a)	470,000
820,000	Ohio State HEFA for Ashland University, 3.63%, 9/1/24(a)(b)	820,000
820,000	Ohio State HEFA for Case Western University, 3.60%, 10/1/31(a)(b)	820,000
100,000	Ohio State University General Receipts Revenue, 3.53%, 12/1/27(a)(b)	100,000
280,000	Ohio State WDA PCR for Firstenergy General Corp, Series A,3.53%, 5/15/19(a)	280,000
400,000	Ohio State WDA PCR for Firstenergy Project, Series A, 3.60%, 8/1/33(a)	400,000
600,000	Paulding County SWD for Lafarge Corporation Project, 3.52%, 8/1/26(a)	600,000
470,000	Richland County HCF for Wesleyan Senior Living, Series A, 3.61%, 11/1/27(a)	470,000
255,000	Richland County HCF for Wesleyan Senior Living, Series B, 3.90%, 11/1/27(a)	255,000
565,000	Toledo-Lucas County Port Authority Revenue for Franciscan Communities of St. Mary, Series C, 3.59%, 5/15/38(a)	565,000
820,000	University of Cincinnati General Receipts Revenue, Series B, 3.68%, 6/1/31(a)(b)	820,000
600,000	University of Toledo General Receipts Revenue, 3.65%, 6/1/32(a)(b)	600,000
		16,100,000
	PUERTO RICO—7.8%
775,000	Puerto Rico Commonwealth Government Development Bank, 3.41%, 12/1/15(a)	775,000
340,000	Puerto Rico Commonwealth Highway & Transportation Authority, Series A, 3.50%, 7/1/28(a)	340,000
300,000	Puerto Rico Commonwealth Public Improvement, Series A-3, 3.47%, 7/1/29(a)	300,000
		1,415,000

Total Investments (Cost* $17,515,000)	96.1%		17,515,000
Comprehensive management fees payable	(0.0	)^	(1,210)
Distribution (12b-1) fees payable	(0.0	)^	(373)
Other Assets less Liabilities	3.9		712,634
Net Assets	100.0%		$18,226,051
Net asset value, offering and redemption price per share, based on 18,226,051 shares of beneficial interest, $.001 par value outstanding, Class R			$1.00

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST II—PENNSYLVANIA MUNICIPAL MONEY-MARKET FUND
STATEMENT OF NET ASSETS—NOVEMBER 30, 2007 (Unaudited)

Principal Amount	TAX-EXEMPT OBLIGATIONS—98.8%	Value (Note 1)
	PENNSYLVANIA—98.5%
$800,000	Allegheny County DAR for Health Care Dialysis Clinic, 3.59%, 12/1/19(a)	$800,000
1,000,000	Allegheny County DAR for Health Center Presbyterian, Series A, 3.56%, 3/1/20(a)	1,000,000
1,600,000	Allegheny County DAR for Health Center Presbyterian, Series D, 3.56%, 3/1/20(a)	1,600,000
1,600,000	Allegheny County IDA for UPMC Health Systems, Series C, 3.60%, 3/1/15(a)	1,600,000
2,600,000	Beaver County IDA for Firstenergy Nuclear Generator, 3.56%, 1/1/35(a)	2,600,000
275,000	Berks County GO, 3.59%, 11/1/23(a)	275,000
60,000	Berks County IDR for Visiting Nurse Services, Series A, 3.86%, 12/1/15(a)	60,000
830,000	Bucks County IDA for Law School Admission Council, 3.59%, 5/1/33(a)(b)	830,000
1,350,000	Bucks County IDA for Pennswood Village Project, Series B, 3.58%, 10/1/34(a)	1,350,000
195,000	Chester County HEFA for Barclay Friends Project, Series B, 3.61%, 8/1/25(a)	195,000
2,500,000	Cumberland County for Asbury Group, 3.61%, 1/1/41(a)	2,500,000
850,000	Cumberland County for Presbyterian Homes Inc, 3.57%, 12/1/32(a)	850,000
50,000	Dauphin County General Health System for Pinnacle Health System Project, 3.59%, 8/15/27(a)	50,000
800,000	Delaware County IDA PCR for Exelon, 3.67%, 4/1/21(a)	800,000
2,300,000	Delaware County IDR for Sun Inc., 3.60%, 11/1/33(a)	2,300,000
1,450,000	Delaware River Port Authority of Pennsylvania & New Jersey, 5.40%, 1/1/08	1,452,130
2,350,000	Delaware Valley Regional Financial Authority for Local Government, Mode 1, 3.58%, 8/1/16(a)	2,350,000
200,000	Delaware Valley Regional Financial Authority for Local Government, Series A, 3.58%, 12/1/20(a)	200,000
1,600,000	Erie WAR, Series A, 3.56%, 12/1/36(a)	1,600,000
1,450,000	Indiana County IDA PCR for Conemaugh Project, Series A, 3.63%, 6/1/27(a)	1,450,000
1,100,000	Lampeter Strasburg for School District, Series A, 3.60%-3.80%, 6/1/19(a)(b)	1,100,000
2,045,000	Lawrence County IDA for Villa Maria Project, 3.61%, 7/1/33(a)	2,045,000
2,600,000	Lebanon County HCF for ECC Retirement Village, 3.63%, 10/15/25(a)	2,600,000
750,000	Luzerne County GO, Series A, 3.57%, 11/15/26(a)	750,000
1,000,000	Middletown Area School District GO, 3.60%, 6/1/22(a)(b)	1,000,000
800,000	Montgomery County HEFA for William Penn Charter, 3.60%, 9/15/31(a)(b)	800,000
1,000,000	Montgomery County IDA PCR, 3.53%, 3/12/08(a)	1,000,000
1,000,000	Nazareth Area School District GO, 3.65%, 2/1/31(a)(b)	1,000,000
1,370,000	Northampton County IDA for First Mortgage of Kirkland Village, 3.57%, 11/1/30(a)	1,370,000
2,615,000	Pennsylvania EDA for Edensburg Project, 3.65%, 12/1/11(a)	2,615,000
1,000,000	Pennsylvania State EFA for Independent Colleges, Series E-3, 3.57%, 11/1/14(a)(b)	1,000,000
900,000	Pennsylvania State HEA for Student Loan Revenue Bonds, Series A, 3.65%, 1/1/18(a)(b)	900,000
1,500,000	Pennsylvania State HEA for Student Loan Revenue Bonds, Series A, 3.65%, 6/1/29(a)(b)	1,500,000
900,000	Pennsylvania State HEA for Student Loan Revenue Bonds, Series A, 3.65%, 8/1/36(a)(b)	900,000
1,695,000	Pennsylvania State HEFA for Philadelphia University, Series B, 3.54%, 6/1/35(a)(b)	1,695,000
2,450,000	Pennsylvania State Turnpike Commission, Series A-3, 3.56%, 12/1/30(a)	2,450,000
2,000,000	Philadelphia Airport Revenue, Series C, 3.68%, 6/15/25(a)	2,000,000
2,800,000	Philadelphia IDA for Lease Revenue, Series B, 3.52%, 10/1/30(a)	2,800,000
385,000	Philadelphia IDA for Marketplace Redwood Project, Series A, 3.63%, 7/1/12(a)	385,000
600,000	Philadelphia Water and Waste Water Revenue, 3.59%, 6/15/23(a)	600,000
2,350,000	Quakertown General Authority Revenue for Pooled Financing Program, Series A, 3.60%, 7/1/26(a)	2,350,000
900,000	Sayre HCF for VHA of Pennsylvania, Series C, 3.61%, 12/1/20(a)	900,000
1,000,000	Sayre HCF for VHA of Pennsylvania, Series K, 3.60%, 12/1/20(a)	1,000,000
1,000,000	Washington County for Girard Estate Project, 3.57%, 6/1/27(a)	1,000,000
2,185,000	Westmoreland County IDA for Redstone Highlands Apartments, 3.60%, 1/1/36(a)	2,185,000
260,000	Wilkins Area IDA for Fairview Extended Care, Series B, 3.57%, 1/1/21(a)	260,000
		60,067,130

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST II—PENNSYLVANIA MUNICIPAL MONEY-MARKET FUND
STATEMENT OF NET ASSETS—NOVEMBER 30, 2007 (Unaudited) (Continued)

Principal Amount	TAX-EXEMPT OBLIGATIONS (Continued)	Value (Note 1)
	PUERTO RICO—0.3%
$150,000	Puerto Rico Government Development Bank, 3.41%, 12/1/15(a)	$150,000

Total Investments (Cost* $60,217,130)	98.8%		60,217,130
Comprehensive management fees payable	(0.0	)^	(4,048)
Distribution (12b-1) fees payable	(0.0	)^	(1,249)
Other Assets less Liabilities	1.2		756,103
Net Assets	100.0%		$60,967,936
Net asset value, offering and redemption price per share, based on 60,967,936 shares of beneficial interest, $.001 par value outstanding, Class R.			$1.00

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST II—VIRGINIA MUNICIPAL MONEY-MARKET FUND
SCHEDULE OF INVESTMENTS—NOVEMBER 30, 2007 (Unaudited)

Principal Amount	TAX-EXEMPT OBLIGATIONS—91.9%	Value (Note 1)
	MISSOURI—6.3%
$2,000,000	Missouri State HEFA for St. Louis University, Series A, 3.61%, 10/1/35(a)(b)	$2,000,000
	VIRGINIA—78.6%
800,000	Alexandria County IDA for Goodwin House Inc., 3.60%, 10/1/35(a)	800,000
540,000	Alexandria HDR MFH for Glebe Park Apartments Project, Series A, 3.61%, 8/1/28(a)	540,000
1,850,000	Arlington County for Ballston Public Parking, 3.62%, 8/1/17(a)	1,850,000
400,000	Botetourt County IDA for Forge Co. Project, 3.71%, 7/1/11(a)	400,000
500,000	Capital Region Airport Community for Passenger Facility, Series B, 3.62%, 6/1/35(a)	500,000
1,500,000	Charles City County EDA SWD for Waste Management Inc. Project, Series A, 3.64%, 2/1/29(a)	1,500,000
1,100,000	Charlottesville IDA EFA for University of Virginia Foundation, Series B, 3.55%, 12/1/37(a)(b)	1,100,000
500,000	Charlottesville IDA for Seminole, Series B, 3.63%, 12/1/13(a)	500,000
1,460,000	Clarke County IDA HRB for Winchester Medical Center, 3.62%, 1/1/30(a)	1,460,000
1,445,000	Fairfax County EDA for Smithsonian Institution, Series A, 3.55%, 12/1/33(a)	1,445,000
195,000	Fairfax County EDA Student Housing for George Mason University Foundation Project, 3.60%, 2/1/29(a)(b)	195,000
945,000	Hampton MFH for Shoreline Apartments Project, 3.60%, 12/1/19(a)	945,000
910,000	Hanover County IDA Residential Care Facility for Covenant Woods, 3.63%, 7/1/29(a)	910,000
600,000	Henrico County EDA Residential Care Facility for Westminster Centerbury, Series B, 3.64%, 10/1/35(a)	600,000
100,000	King George County IDA for Birchwood Power Partners Project, 3.71%, 11/1/25(a)	100,000
1,055,000	King George County IDA for Birchwood Power Partners, Series A, 3.65%, 10/1/24(a)	1,055,000
1,145,000	King George County IDA SWD for Garnet of Virginia Inc. Project, 3.64%, 9/1/21(a)	1,145,000
600,000	Lexington IDA EFA for VMI Development Board Project, 3.88%, 12/1/36(a)(b)	600,000
900,000	Loudoun County IDA for Howard Hughes Medical, Series C, 3.65%, 2/15/38(a)	900,000
350,000	Loudoun County IDA for Howard Hughes Medical, Series E, 3.49%, 2/15/38(a)	350,000
130,000	Lynchburg IDA Hospital First Mortgage Revenue for VHA Mid-Atlantic, Series B, 3.57%, 12/1/25(a)	130,000
1,400,000	Lynchburg IDA Hospital First Mortgage Revenue for VHA Mid-Atlantic, Series C, 3.56%-3.75%, 12/1/25(a)	1,400,000
1,130,000	Madison County IDA EFA for Woodberry Forest School, 3.60%, 10/1/37(a)(b)	1,130,000
225,000	Nelson County IDA for Taylor Ramsey Corp. Project, 3.64%, 8/1/09(a)	225,000
340,000	Newport News HDA MFH for Springhouse Apartments Project, 3.59%, 9/1/26(a)	340,000
900,000	Portsmouth HDA MFH for Marsh Landing Project, Series A-1, 3.65%, 6/1/30(a)	900,000
400,000	Richmond IDA for Church Schools, 3.63%, 5/1/35(a)(b)	400,000
450,000	Roanoke IDA Hospital Revenue for Carilion Health System, Series C-1, 3.60%, 7/1/27(a)	450,000
500,000	Roanoke IDA Hospital Revenue for Carilion Health System, Series C-2, 3.60%, 7/1/27(a)	500,000
700,000	Suffolk HDA MFH for Oak Springs Apartments, 3.60%, 12/1/19(a)	700,000
950,000	University of Virginia General Revenue, Series A, 3.62%, 6/1/34(a)(b)	950,000
1,100,000	Virginia Beach EFA for Wesleyan College Project, 3.59%, 7/1/33(a)(b)	1,100,000
		25,120,000
	PUERTO RICO—7.0%
975,000	Puerto Rico Commonwealth Government Development Bank, 3.41%,12/1/15(a)	975,000
1,170,000	Puerto Rico Commonwealth Highway & Transportation Authority, Series A, 3.50%, 7/1/28(a)	1,170,000
100,000	Puerto Rico Commonwealth Public Improvement, Series A-5, 3.57%, 7/1/32(a)	100,000
		2,245,000

Total Investments (Cost* $29,365,000)	91.9%	29,365,000
Other Assets less Liabilities	8.1	2,576,035
Net Assets	100.0%	$31,941,035

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST II—VIRGINIA MUNICIPAL MONEY-MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2007 (Unaudited)

Assets
Investments in securities, at value (Cost $29,365,000)	$29,365,000
Cash	2,467,846
Interest receivable	117,006
Total Assets	31,949,852
Liabilities
Comprehensive management fees payable	2,121
Distribution (12b-1) fees payable	654
Other Liabilities	6,042
Total Liabilities	8,817
Net Assets	$31,941,035
Net asset value, offering and redemption price per share, based on 31,941,035 shares of beneficial interest, $.001 par value outstanding, Class R	$1.00

See notes to financial statements.

RESERVE NEW YORK MUNICIPAL MONEY-MARKET TRUST—NEW YORK MUNICIPAL MONEY-MARKET FUND
STATEMENT OF NET ASSETS—NOVEMBER 30, 2007 (Unaudited)

Principal Amount	TAX-EXEMPT OBLIGATIONS—98.2%	Value (Note 1)
	NEW YORK—96.1%
$1,695,000	Bleecker HDC for Terrace Apt. Project, Series 85, 3.66%, 7/1/15(a)	$1,695,000
20,000	Cattaraugus County IDA for YMCA, 3.65%, 9/1/28(a)	20,000
3,095,000	Columbia County IDA for Rual Manufacturing Co. Inc., Project A, 3.60%, 5/1/25(a)	3,095,000
500,000	Dutchess IDA for Trinity Pawling School, 3.57%, 2/1/18(a)(b)	500,000
6,500,000	Liberty Development Corporation for Greenwich LLC, Series , 3.48% 12/1/39(a)	6,500,000
600,000	Long Island Power Authority Electric System Revenue, Series 2-A, 3.53%, 5/1/33(a)	600,000
1,120,000	Long Island Power Authority Electric System Revenue, Series D, 3.57%, 12/1/29(a)	1,120,000
500,000	Long Island Power Authority Electric System Revenue, Series F, 3.57%, 12/1/29(a)	500,000
1,220,000	Long Island Power Authority Electric System Revenue, Series G, 3.50%, 12/1/29(a)	1,220,000
10,000,000	Metropolitan Transportation Authority, 3.52%, 12/12/07	10,000,000
8,590,000	Metropolitan Transportation Authority, Sub-Series E-1, 3.53%, 11/1/35(a)	8,590,000
2,200,000	Monroe County for Margaret Woodbury Strong Museum, 3.56%, 4/1/35(a)	2,200,000
2,905,000	Monroe County IDA for Jada Precision Plastics Project, 3.60%, 12/15/13(a)	2,905,000
2,000,000	Monroe County IDA for Nazareth College of Rochester, Series B, 3.57%, 4/1/22(a)(b)	2,000,000
1,300,000	Monroe County IDA for St. Ann's Home Project, 3.53%, 7/1/30(a)	1,300,000
3,900,000	New York City Cultural Resources for Asian Society, 3.53%, 4/1/30(a)	3,900,000
1,300,000	New York City GO, Sub-Series A-2, 3.52%, 8/1/31(a)	1,300,000
9,300,000	New York City HFA for Worth Street, 3.68%, 5/15/33(a)	9,300,000
1,800,000	New York City IDA for Children's Oncology Society, 3.53%, 5/1/21(a)	1,800,000
7,800,000	New York City IDA for Liberty-FC Hanson, 3.58%, 12/1/39(a)	7,800,000
5,000,000	New York City Municipal Water, 3.50%, 1/17/08	5,000,000
1,725,000	New York City MWFA WSR for ROCS RR II R-11264, 3.65%, 6/15/37(a)	1,725,000
2,500,000	New York City TFA for Future Tax, Series A-1, 3.57%, 11/15/22(a)	2,500,000
3,400,000	New York City TFA for Future Tax, Series C, 3.60%, 2/1/32(a)	3,400,000
3,000,000	New York State Dorm Authority for Beverwyck Inc., 3.53%, 7/1/25(a)	3,000,000
2,150,000	New York State Dorm Authority for ROCS RR II R-12121, 3.61%, 3/15/31(a)	2,150,000
4,200,000	New York State HDC for Queens Family Courthouse Apartments, Series A, 3.60%, 6/1/42(a)	4,200,000
3,875,000	New York State HDR for Boricua Village Apartments, Series A-2, 3.65%, 9/1/42(a)	3,875,000
9,085,000	New York State HFA for 250 West 93rd Street LLC, Series 2005 A, 3.58%, 11/1/38(a)	9,085,000
6,500,000	New York State HFA for 270 East Burnside Avenue Apartments, 3.58%, 1/15/39(a)	6,500,000
2,500,000	New York State HFA for Admiral Halsey Senior Apartments, Series A, 3.88%, 5/1/37(a)	2,500,000
4,500,000	New York State HFA for Kew Gardens Hills Housing, Series A, 3.62%, 5/15/36(a)	4,500,000
1,000,000	New York State HFA for Remeeder Houses, Series A, 3.45%, 5/1/39(a)	1,000,000
4,500,000	New York State HFA for Rip Van Winkle House, Series A, 3.59%, 11/1/34(a)	4,500,000
5,500,000	New York State HFA for Victory Housing, Series 2000 A, 3.68%, 11/1/33(a)	5,500,000
2,450,000	New York State LGAC, Series 4-V, 3.50%, 4/1/22(a)	2,450,000
9,000,000	New York State MFH for Avalon Bowery Place II-A, 3.53-3.86%, 11/1/39(a)	9,000,000
3,900,000	New York State MFH, Series B, 3.55%, 3/15/26(a)	3,900,000
7,600,000	New York State R&D for Con Ed, Sub-Series C-2, 3.62%, 11/1/39(a)	7,600,000
1,500,000	New York State R&D for Long Island Lighting Company, Series A, 3.58%, 12/1/27(a)	1,500,000
2,500,000	Otsego County IDA for Mary Imogene Bassett Hospital, Series A, 3.65%, 5/1/27(a)	2,500,000
3,550,000	Schenectady County IDA for Sunnyview Hospital and Rehabilitation Center, Series A, 3.61%, 8/1/33(a)	3,550,000
5,000,000	Suffolk County IDA for Touro College Project, 3.53%, 6/1/37(a)(b)	5,000,000
4,290,000	Tompkins County IDA for Kendal Ithaca Community Care, Series B, 3.62%, 7/1/24(a)	4,290,000

See notes to financial statements.

RESERVE NEW YORK MUNICIPAL MONEY-MARKET TRUST—NEW YORK MUNICIPAL MONEY-MARKET FUND
STATEMENT OF NET ASSETS—NOVEMBER 30, 2007 (Unaudited) (Continued)

Principal Amount	TAX-EXEMPT OBLIGATIONS (Continued)	Value (Note 1)
	NEW YORK (Continued)
$2,700,000	Triborough Bridge & Tunnel Authority, Series B-1, 3.54%, 1/1/32(a)	$2,700,000
4,150,000	Triborough Bridge & Tunnel Authority, Series B-2, 3.53%, 1/1/32(a)	4,150,000
1,500,000	Triborough Bridge & Tunnel Authority, Series B-4, 3.54%, 1/1/32(a)	1,500,000
6,000,000	Ulster County IDA for Kingston Regional Senior Living, Series C, 3.56%, 9/15/37(a)	6,000,000
8,525,000	Westchester IDA for Catherine Field Home, 3.56%, 1/1/31(a)	8,525,000
		188,445,000
	PUERTO RICO—2.1%
1,526,000	Puerto Rico Commonwealth Government Development Bank, 3.41%,12/1/15(a)	1,526,000
2,565,000	Puerto Rico Commonwealth Highway & Transportation Authority, Series A, 3.50%, 7/1/28(a)	2,565,000
		4,091,000

Total Investments (Cost* $192,536,000)	98.2%		192,536,000
Comprehensive management fees payable	(0.0	)^	(13,014)
Distribution (12b-1) fees payable	(0.0	)^	(4,016)
Other Assets less Liabilities	1.8		3,495,068
Net Assets	100.0%		$196,014,038

Net asset value, offering and redemption price per share of each class based on shares of beneficial interest, $.001 par value outstanding and equivalent to the Net Assets of each Class: 196,003,739 shares, Class R	$1.00
10,299 shares, Class Treasurer's Trust	$1.00

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST—ARIZONA MUNICIPAL MONEY-MARKET FUND
STATEMENT OF NET ASSETS—NOVEMBER 30, 2007 (Unaudited)

Principal Amount	TAX-EXEMPT OBLIGATIONS—98.1%	Value (Note 1)
	ARIZONA—98.1%
$24,000	Apache County IDA for Tucson Electric Power, Series 83A, 3.62%, 12/15/18(a)	$24,000
25,000	Arizona HFA for Catholic West, Series B, 3.58%-3.76%, 7/1/35(a)	25,000
25,000	Arizona HFA for The Terraces, 3.61%, 12/1/37(a)	25,000
25,000	Arizona HFA for Arizona Volunteer Hospital, Series B, 3.70%, 10/1/15(a)	25,000
100,000	Arizona School District TAN, 4.50%, 7/30/08(b)	100,546
20,000	Arizona Tourism & Sports Authority for Multipurpose Stadium, Series A, 3.69%, 7/1/36(a)	20,000
25,000	Coconino PCR for Arizona Public Service Co. Project, 3.70%, 11/1/33(a)	25,000
25,000	Maricopa County IDA FNMA for Las Gardenias Apartments A, 3.70%, 4/15/33(a)	25,000
25,000	Maricopa County IDA MHR for San Remo Apartments Project, 3.70%, 9/15/35(a)	25,000
20,000	McAllister Village for Arizona State University Project, 3.62%, 7/1/45(a)(b)	20,000
20,000	Mesa IDA for Discovery Health, Series B, 3.52%, 1/1/29(a)	20,000
25,000	Phoenix Civic Improvement Corp. Wastewater System for Sr. Lien, Series A, 3.50%, 7/1/23(a)	25,000
25,000	Phoenix IDA for Southwest Human Development Project, 3.58%, 4/1/28(a)	25,000
25,000	Phoenix IDR for Del Mar Terrace, 3.60%, 10/1/29(a)	25,000
25,000	Pima County IDA for GNMA MBS Broadway, Series A, 3.59%, 12/1/25(a)	25,000
25,000	Pine Ridge Village/Campus Heights for Northern Arizona University Projects, 3.62%, 6/1/33(a)(b)	25,000
25,000	Salt River Pima for Indian Community, 3.59%, 10/1/26(a)	25,000
25,000	Scottsdale IDA for Notre Dame, Series A, 3.60%, 5/1/21(a)	25,000
		509,546

Total Investments (Cost* $509,546)	98.1%		509,546
Comprehensive management fees payable	(0.0	)^	(34)
Distribution (12b-1) fees payable	(0.0	)^	(11)
Other Assets less Liabilities	1.9		9,687
Net Assets	100.0%		$519,188
Net asset value, offering and redemption price per share, based on $519,188 shares of beneficial interest, $.0001 par value outstanding, Class R			$1.00

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST—LOUISIANA MUNICIPAL MONEY-MARKET FUND
SCHEDULE OF INVESTMENTS—NOVEMBER 30, 2007 (Unaudited)

Principal Amount	TAX-EXEMPT OBLIGATIONS—86.3%	Value (Note 1)
	LOUISIANA—66.8%
$95,000	Jefferson Parish HRB for East Jefferson General, 3.63%, 7/1/09(a)	$95,000
100,000	Louisiana HFA Multifamily for New Orleanian, 3.66%, 12/1/25(a)	100,000
95,000	Louisiana Local Govt. Environment Facilities DAR for Shreveport Utility System Project, 3.57%, 10/1/35(a)	95,000
95,000	Louisiana Local Govt. Environment Facilities DAR for University of Louisiana-Monroe, Series A, 3.60%, 11/1/34(a)(b)	95,000
95,000	Louisiana Offshore Term Auth. Deepwater Port Rev. for Loop LLC Project, 3.76%, 10/1/19(a)	95,000
95,000	Louisiana PFA for Christus Health, Sub-Series C-1, 3.48%-4.01%, 7/1/31(a)	95,000
75,000	Louisiana PFA for College & University Equipment & Capital, Series A, 3.62%, 9/1/10(a)(b)	75,000
95,000	Louisiana PFA for Tiger Athletic Foundation Project, 3.59%, 9/1/34(a)	95,000
100,000	Louisiana PFA Multifamily for River View, 3.59%, 4/1/36(a)	100,000
100,000	Louisiana PFA Multifamily for RMK, 3.60%, 6/15/31(a)	100,000
95,000	Louisiana State University A&M College Revenue, 3.62%, 7/1/30(a)(b)	95,000
95,000	Port of New Orleans for Steamboat Co. Project, 3.63%-4.01%, 6/1/30(a)	95,000
95,000	South Louisiana Port Marine Term. for Holnam Inc. Project., 3.66%, 1/1/27(a)	95,000
95,000	South Louisiana Port Marine Term. for Occidental Petroleum Corp., 3.61%, 7/1/21(a)	95,000
		1,325,000
	VIRGINIA—4.8%
95,000	Madison Community IDA for Woodberry Forest School, 3.60%, 10/1/37(a)(b)	95,000
	PUERTO RICO—14.7%
95,000	Puerto Rico Commonwealth Government Development Bank, 3.41%, 12/1/15(a)	95,000
95,000	Puerto Rico Commonwealth Highway & Transportation Authority, Series A, 3.50%, 7/1/28(a)	95,000
100,000	Puerto Rico Commonwealth TRANS, 4.25%, 7/30/08	100,546
		290,546

Total Investments (Cost* $1,710,546)	86.3%	1,710,546
Other Assets less Liabilities	13.7	272,031
Net Assets	100.0%	$1,982,577

RESERVE MUNICIPAL MONEY-MARKET TRUST—LOUISIANA MUNICIPAL MONEY-MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2007 (Unaudited)

Assets
Investments in securities, at value (Cost $1,710,546)	$1,710,546
Cash	267,694
Interest receivable	4,613
Total Assets	1,982,853
Liabilities
Comprehensive management fees payable	132
Distribution (12b-1) fees payable	41
Other Liabilities	103
Total Liabilities	276
Net Assets	$1,982,577
Net asset value, offering and redemption price per share, based on 1,982,577 shares of beneficial interest, $.0001 par value outstanding, Class R	$1.00

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST—MINNESOTA MUNICIPAL MONEY-MARKET FUND
SCHEDULE OF INVESTMENTS—NOVEMBER 30, 2007 (Unaudited)

Principal Amount	TAX-EXEMPT OBLIGATIONS—93.4%	Value (Note 1)
	DISTRICT OF COLUMBIA—4.9%
$535,000	District of Columbia GO, Series D, 3.68%, 6/1/29(a)	$535,000
	ILLINOIS—4.9%
545,000	Chicago GO, Series B, 3.60%, 1/1/37(a)	545,000
	MINNESOTA—78.0%
450,000	Andover Senior Housing for Presbyterian Homes Inc. Project, 3.60%, 11/15/33(a)	450,000
100,000	Brooklyn Center for Brookdale Corp II Project, 3.67%, 12/1/14(a)	100,000
100,000	Cohasset for Minnesota Power & Light Project, Series A, 3.58%, 6/1/20(a)	100,000
300,000	Cohasset for Minnesota Power & Light Project, Series B, 3.59%, 6/1/13(a)	300,000
200,000	Cohasset for Minnesota Power & Light Project, Series C, 3.59%, 6/1/13(a)	200,000
100,000	Mankato MHR for Highland Apartments, 3.67%, 5/1/27(a)	100,000
500,000	Minneapolis & St. Paul HRA for Allina Health System, Series B-1, 3.65%, 11/15/34(a)	500,000
450,000	Minneapolis & St. Paul Metropolitan Airports Commission Revenue, Sub-Series B, 5.00%, 1/1/08	450,401
285,000	Minneapolis Health for Fairview Health Services, Series A, 3.60%, 11/15/32(a)	285,000
180,000	Minneapolis Health for Fairview Health Services, Series C, 3.60%, 11/15/26(a)	180,000
400,000	Minneapolis Revenue for Guthrie Theater Project, Series A, 3.43%, 10/1/23(a)	400,000
600,000	Minnesota EFA for Carleton College, Series 6-D, 3.58%, 4/1/35(a)(b)	600,000
250,000	Minnesota EFA for Hamline University, Series 6-E3, 3.62%, 10/1/16(a)(b)	250,000
465,000	Minnesota EFA for St. Olaf College, Series 5-M1, 3.62%, 10/1/32(a)(b)	465,000
500,000	Minnesota EFA for University of St. Thomas, Series 5-C, 3.60%, 4/1/25(a)(b)	500,000
545,000	Minnesota EFA for William Mitchell College of Law, Series 5-S, 3.26%-3.84%, 10/1/33(a)(b)	545,000
534,000	Minnesota HEFA for Residential Housing, Series C, 3.68%, 1/1/35(a)	534,000
130,000	Roseville Commercial Development Revenue for Berger Transfer and Storage, Series F, 3.53%, 12/1/15(a)	130,000
220,000	St. Louis Park Revenue for Catholic Finance Corp., 3.61%, 10/1/25(a)	220,000
350,000	St. Louis Park HCF for Nicollet Health Service, Series A, 3.58%, 7/1/30(a)	350,000
210,000	St. Paul HDA for District Heating Revenue, 3.60%, 12/1/12(a)	210,000
100,000	St. Paul HDA for Public Radio Project, 3.62%, 6/16/10(a)	100,000
400,000	St. Paul HDA for Science Museum of Minnesota, Series A, 3.28-3.86%, 5/1/27(a)	400,000
600,000	St. Paul MFH for Highland Ridge Project, 3.60%, 10/1/33(a)	600,000
600,000	University of Minnesota, Series A, 3.53%, 1/1/34(a)(b)	600,000
		8,569,401
	PUERTO RICO—5.6%
200,000	Puerto Rico Commonwealth TRAN, 4.25%, 7/30/08	201,092
415,000	Puerto Rico Government Development Bank, 3.41%, 12/1/15(a)	415,000
		616,092

Total Investments (Cost* $10,265,493)	93.4%	10,265,493
Other Assets less Liabilities	6.6	726,693
Net Assets	100.0%	$10,992,186

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST—MINNESOTA MUNICIPAL MONEY-MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2007 (Unaudited)

Assets
Investments in securities, at value (Cost $10,265,493)	$10,265,493
Cash	654,802
Interest receivable	53,427
Other Assets	24,501
Total Assets	10,998,223
Liabilities
Accrued interest payable	2,845
Income dividend payable	2,222
Comprehensive management fees payable	730
Distribution (12b-1) fees payable	225
Other Liabilities	15
Total Liabilities	6,037
Net Assets	$10,992,186
Net asset value, offering and redemption price per share, based on 10,992,186 shares beneficial interest, $.0001 par value outstanding, Class R	$1.00

See notes to financial statements.

Security Type Abbreviations

BANS	—	Bond Anticipation Notes	HRB	—	Hospital Revenue Bonds

CDA	—	Community Development Authority	IDA	—	Industrial Development Authority Revenue Bonds

COPS	—	Certificates of Participation	IDR	—	Industrial Development Agency Revenue Bonds

DAR	—	Development Authority Revenue Bonds	IFA	—	Industrial Finance Authority

ECFA	—	Education & Cultural Facility Authority	LGAC	—	Local Government Assistance Corp.

EDA	—	Economic Development Authority Revenue Bonds	LGEF	—	Local Government Environmental Facilities

EDC	—	Economic Development Corporation	MBS	—	Mortgage Backed Securities

EFA	—	Education Facilities Authority	MFA	—	Municipal Finance Authority

FNMA	—	Federal National Mortgage Association	MFH	—	Multifamily Housing Revenue Bonds

GABS	—	Grant Anticipation Bonds	MHR	—	Multifamily Housing Revenue Bonds

GNMA	—	Government National Mortgage Association	MWFA	—	Municipal Water Finance Authority

GO	—	General Obligation Bonds	PCR	—	Pollution Control Revenue Bonds

HCF	—	Health Care Facilities Revenue Bonds	PFA	—	Public Facilities Authority

HCR	—	Health Care Revenue	RANS	—	Revenue Anticipation Notes

HDA	—	Housing Development Authority	SWD	—	Solid Waste Disposal

HDC	—	Housing Development Corporation	TAN	—	Tax Anticipation Note

HDR	—	Housing Development Revenue	TFA	—	Transitional Finance Authority

HEA	—	Higher Education Assistance Agency	TRANS	—	Tax & Revenue Anticipation Notes

HEFA	—	Health & Education Facilities Authority	WAR	—	Water Authority Revenue

HFA	—	Housing Finance Authority Revenue Bonds	WDA	—	Water Development Authority

HFC	—	Housing Finance Corporation	WRA	—	Water Resource Authority

HFR	—	Hospital Finance Revenue	WSR	—	Water & Sewer System Revenue Bonds

HRA	—	Housing and Redevelopment Authority Revenue Bonds

(a)  Variable rate securities. The interest rates shown are, as reported on November 30, 2007, subject to change periodically. Securities payable on demand are collateralized by bank letters of credit or other credit agreements.

(b)  Obligations of educational facilities.

^  Amount is less than 0.05%.

See notes to financial statements.

STATEMENTS OF OPERATIONS
For the Six Months Ended November 30, 2007 (Unaudited)

	Reserve Municipal Money-Market Trust II
	California Fund	Connecticut Fund	Florida Fund	Massachusetts Fund
Interest Income (Note 1)	$2,251,764	$696,971	$1,125,432	$463,856
Expenses (Note 2)
Comprehensive management fees
Class R	520,036	166,770	256,076	107,830
Class Treasurer's Trust	—	—	—	28
Distribution (12b-1) fees	141,407	46,012	70,569	29,786
Trustee fee	779	272	429	142
Chief Compliance Officer salary expense	272	69	150	54
Interest expense	2,748	624	3,633	206
Total expenses before waiver	665,242	213,747	330,857	138,046
Less: expenses waived (Note 2)	(79,719)	(63,053)	(38,563)	(26,276)
Net Expenses	585,523	150,694	292,294	111,770
Net Investment Income, representing Net Increase in Net Assets from Investment Operations	$1,666,241	$546,277	$833,138	$352,086

	Reserve Municipal Money-Market Trust II
	Michigan Fund	New Jersey Fund	Ohio Fund	Pennsylvania Fund	Virginia Fund
Interest Income (Note 1)	$399,334	$1,406,538	$347,041	$966,392	$439,301
Expenses (Note 2)
Comprehensive management fees
Class R	92,277	329,774	79,954	219,174	102,262
Class Treasurer's Trust	—	—	—	—	—
Distribution (12b-1) fees	25,841	90,762	22,082	60,341	28,123
Trustee Fee expense	96	529	102	128	150
Chief Compliance Officer Salary expense	37	139	54	305	41
Interest expense	76	1,874	318	1,336	149
Total expenses before waiver	118,327	423,078	102,510	281,284	130,725
Less: expenses waived (Note 2)	(19,412)	(79,037)	(16,220)	(31,832)	(24,132)
Net Expenses	98,915	344,041	86,290	249,452	106,593
Net Investment Income, representing Net Increase in Net Assets from Investment Operations	$300,419	$1,062,497	$260,751	$716,940	$332,708

See notes to financial statements.

STATEMENTS OF OPERATIONS (Continued)
For the Six Months Ended November 30, 2007 (Unaudited)

	Reserve Municipal Money-Market Trust
	Arizona Municipal Money-Market Fund	Louisiana Municipal Money-Market Fund	Minnesota Municipal Money-Market Fund
Interest Income (Note 1)	$20,622	$51,367	$142,868
Expenses (Note 2)
Comprehensive management fees
Class R	5,390	12,308	34,564
Class Treasurer's Trust	—	—	—
Distribution (12b-1) fees	1,416	3,313	9,813
Trustee fee	3	26	28
Chief Compliance Officer Salary expense	—	4	7
Interest expense	29	133	639
Total expenses	6,838	15,784	45,051
Less: expenses waived (Note 2)	(4,315)	(5,563)	(14,435)
Net Expenses	2,523	10,221	30,616
Net Investment Income, representing Net Increase in Net Assets from Investment Operations	$18,099	$41,146	$112,252

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST II—INTERSTATE TAX-EXEMPT FUND
STATEMENT OF OPERATIONS (Continued) (Unaudited)
For the Six Months Ended November 30, 2007

Interest Income (Note 1)	$17,357,888
Expenses (Note 2)
Comprehensive management fees:
Class R	1,264,895
Investor Class II(a)	13,193
Investor Class I(a)	21,381
Class Treasurer's Trust	277,306
Liquidity Class V(a)	3,112
Liquidity Class III(a)	59,676
Liquidity Class I(a)	7,939
Class Institutional	305,038
Distribution (12b-1) fees:
Class R	343,652
Investor Class II(a)	5,161
Investor Class I(a)	9,352
Trustee fee	4,809
Chief Compliance Officer Salary expense	2,411
Interest expense	185,596
Total expenses before waiver	2,503,521
Less: expenses waived (Note 2)	(252,861)
Net Expenses	2,250,660
Net Investment Income	15,107,228
Net realized gain/(loss)	30,170
Net Increase in Net Assets from Investment Operations	$15,137,398

RESERVE MUNICIPAL MONEY-MARKET TRUST II—INTERSTATE TAX-EXEMPT FUND
STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2007	Year Ended May 31, 2007
Increase in Net Assets
From Investment Operations:
Net investment income	$15,107,228	$35,120,315
Net realized gain(loss)	30,170	(27,786)
Total increase in net assets from investment operations	15,137,398	35,092,529
Dividends Paid to Shareholders From
Net Investment Income (Note 1):
Class R	(4,082,399)	(8,063,977)
Investor Class II(a)	(67,971)	(162,698)
Investor Class I(a)	(122,304)	(129,181)
Class Treasurer's Trust	(1,380,284)	(2,114,926)
Liquidity Class V(a)	(21,705)	(11,716)
Liquidity Class III(a)	(786,469)	(1,723,347)
Liquidity Class I(a)	(183,123)	(3,695)
Class Institutional	(8,462,973)	(16,601,095)
Class 8(b)	—	(6,309,680)
Total dividends to shareholders	(15,107,228)	(35,120,315)
From Capital Share Transactions (Note 6)
(at net asset value of $1.00 per share):
Proceeds from sale of shares	4,190,846,592	12,613,661,628
Dividends reinvested	14,810,714	32,915,537
Cost of shares redeemed	(3,912,862,781)	(13,032,081,977)
	292,794,526	(385,504,812)
Net increase (decrease) in net assets	292,824,696	(385,532,598)
Net Assets:
Beginning of period	823,744,652	1,209,277,250
End of period	$1,116,569,348	$823,744,652

(a)  Effective September 28, 2007, Classes 15, 20, 25, 35 and 45 were renamed Liquidity Class I, II, III, IV and V, respectively. Also, Classes 70, 75 and 95 were renamed Investor Class I, II and III, respectively.

(b)  Effective September 1, 2006, Class 8 was closed and Class 12 was renamed Class Institutional.

See notes to financial statements.

RESERVE NEW YORK MUNICIPAL MONEY-MARKET TRUST—NEW YORK MUNICIPAL MONEY-MARKET FUND
STATEMENTS OF OPERATIONS (Continued) (Unaudited)
For the Six Months Ended November 30, 2007

Interest Income (Note 1)	$3,938,115
Expenses (Note 2)
Comprehensive management fees:
Class R	897,451
Class Treasurer's Trust	31
Distribution (12b-1) fees:
Class R	246,730
Class Treasurer's Trust	—
Trustee fee	1,622
Chief Compliance Officer Salary expense	446
Interest expense	7,466
Total expenses before waiver	1,153,746
Less: expenses waived (Note 2)	(71,771)
Net Expenses	1,081,975
Net Investment Income, representing Net Increase in Net Assets from Investment Operations	$2,856,140

RESERVE NEW YORK MUNICIPAL MONEY-MARKET TRUST—NEW YORK MUNICIPAL MONEY-MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued) (Unaudited)

	Six Months Ended November 30, 2007	Year Ended May 31, 2007
Increase (Decrease) in Net Assets: From Investment Operations:
Net investment income	$2,856,140	$5,109,600
Dividends paid to Shareholders From: Net investment income (Note 1)
Class R	(2,855,986)	(5,109,452)
Class Treasurer's Trust	(154)	(148)
Total dividends to shareholders	(2,856,140)	(5,109,600)
From Capital Share Transactions (Note 6) (at net asset value of $1.00 per share):
Proceeds from sale of shares	486,800,586	679,414,340
Dividends reinvested	2,815,860	4,769,672
Cost of shares redeemed	(571,607,707)	(592,132,333)
	(81,991,261)	92,051,679
Net increase (decrease) in net assets	(81,991,261)	92,051,679
Net Assets:
Beginning of period	278,005,299	185,953,620
End of period	$196,014,038	$278,005,299

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued) (Unaudited)

	Reserve Municipal Money-Market Trust II
	California Fund		Connecticut Fund
	Six Months Ended November 30, 2007	Year Ended May 31, 2007	Six Months Ended November 30, 2007	Year Ended May 31, 2007
Increase (Decrease) in Net Assets: From Investment Operations:
Net investment income	$1,666,241	$3,494,300	$546,277	$824,146
Dividends Paid to Shareholders From:
Net investment income (Note 1)
Class R	(1,666,241)	(3,494,300)	(546,277)	(824,146)
From Capital Share Transactions
(at net asset value of $1.00 per share):
Proceeds from sale of shares	344,461,677	637,731,986	75,244,669	125,090,416
Dividends reinvested	1,652,375	3,191,678	538,015	771,687
Cost of shares redeemed	(410,991,659)	(631,517,799)	(81,968,965)	(106,628,528)
	(64,877,607)	9,405,865	(6,186,281)	19,233,575
Net increase (decrease) in net assets	(64,877,607)	9,405,865	(6,186,281)	19,233,575
Net Assets:
Beginning of period	133,539,576	124,133,711	46,578,137	27,344,562
End of period	$68,661,969	$133,539,576	$40,391,856	$46,578,137

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued) (Unaudited)

	Reserve Municipal Money-Market Trust II
	Florida Fund		Massachusetts Fund		Michigan Fund
	Six Months Ended November 30, 2007	Year Ended May 31, 2007	Six Months Ended November 30, 2007	Year Ended May 31, 2007	Six Months Ended November 30, 2007	Year Ended May 31, 2007
Increase (Decrease) in Net Assets: From Investment Operations:
Net investment income	$833,138	$1,474,751	$352,086	$676,333	$300,419	$357,742
Dividends Paid to Shareholders From:
Net investment income (Note 1)
Class R	(833,138)	(1,474,751)	(351,942)	(676,333)	(300,419)	(357,742)
Class Treasurer's Trust	—	—	(144)	—	—	—
Total dividends to shareholders	(833,138)	(1,474,751)	(352,086)	(676,333)	(300,419)	(357,742)
From Capital Share Transactions
(at net asset value of $1.00 per share):
Proceeds from sale of shares	194,267,210	305,908,620	52,966,737	112,355,884	55,975,439	75,830,827
Dividends reinvested	818,847	1,331,113	346,584	619,839	294,969	322,218
Cost of shares redeemed	(199,988,159)	(288,702,494)	(51,158,296)	(117,035,101)	(46,143,145)	(75,865,368)
	(4,902,102)	18,537,239	2,155,025	(4,059,378)	10,127,263	287,677
Net increase (decrease) in net assets	(4,902,102)	18,537,239	2,155,025	(4,059,378)	10,127,263	287,677
Net Assets:
Beginning of period	73,595,683	55,058,444	24,403,280	28,462,658	16,540,833	16,253,156
End of period	$68,693,581	$73,595,683	$26,558,305	$24,403,280	$26,668,096	$16,540,833

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued) (Unaudited)

		Reserve Municipal Money-Market Trust II
		New Jersey Fund		Ohio Fund		Pennsylvania Fund		Virginia Fund
		Six Months Ended November 30, 2007	Year Ended May 31, 2007	Six Months Ended November 30, 2007	Year Ended May 31, 2007	Six Months Ended November 30, 2007	Year Ended May 31, 2007	Six Months Ended November 30, 2007	Year Ended May 31, 2007
Increase (Decrease) in Net Assets: From Investment Operations:
Net investment income		$1,062,497	$1,582,353	$260,751	$455,135	$716,940	$1,547,755	$332,708	$587,762
Dividends Paid to Shareholders From:
Net investment income (Note 1)
Class R		(1,062,497)	(1,582,353)	(260,751)	(455,135)	(716,940)	(1,547,755)	(332,708)	(587,762)
From Capital Share Transactions
(at net asset value of
$1.00	per share):
Proceeds from sale of shares		176,932,476	280,636,860	49,767,856	93,407,271	118,104,698	233,286,145	59,307,381	81,880,020
Dividends reinvested		1,046,379	1,415,495	257,030	419,038	704,328	1,487,201	326,209	532,329
Cost of shares redeemed		(187,932,495)	(245,470,880)	(49,206,803)	(95,082,803)	(110,199,378)	(231,286,331)	(53,446,564)	(77,349,645)
		(9,953,640)	36,581,475	818,083	(1,256,494)	8,609,648	3,487,015	6,187,026	5,062,704
Net increase (decrease) in net assets		(9,953,640)	36,581,475	818,083	(1,256,494)	8,609,648	3,487,015	6,187,026	5,062,704
Net Assets:
Beginning of period		90,628,150	54,046,675	17,407,968	18,664,462	52,358,288	48,871,273	25,754,009	20,691,305
End of period		$80,674,510	$90,628,150	$18,226,051	$17,407,968	$60,967,936	$52,358,288	$31,941,035	$25,754,009

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued) (Unaudited)

	Reserve Municipal Money-Market Trust
	Arizona Municipal Money-Market Fund		Louisiana Municipal Money-Market Fund		Minnesota Municipal Money-Market Fund
	Six Months Ended November 30, 2007	Year Ended May 31, 2007	Six Months Ended November 30, 2007	Year Ended May 31, 2007	Six Months Ended November 30, 2007	Year Ended May 31, 2007
Increase (Decrease) in Net Assets: From Investment Operations:
Net investment income	$18,099	$43,969	$41,146	$107,948	$112,252	$139,654
Dividends paid to Shareholders From:
Net investment income (Note 1)
Class R	(18,099)	(43,969)	(41,146)	(107,948)	(112,252)	(139,654)
From Capital Share Transactions
(at net asset value of $1.00 per share):
Proceeds from sale of shares	3,543,845	9,460,566	7,125,910	17,397,774	44,018,078	34,216,148
Dividends reinvested	17,992	43,354	40,749	104,723	110,030	127,526
Cost of shares redeemed	(3,564,949)	(9,114,722)	(9,767,406)	(13,658,797)	(38,001,651)	(32,590,280)
	(3,112)	389,198	(2,600,747)	3,843,700	6,126,457	1,753,394
Net increase (decrease) in net assets	(3,112)	389,198	(2,600,747)	3,843,700	6,126,457	1,753,394
Net Assets:
Beginning of period	522,300	133,102	4,583,324	739,624	4,865,729	3,112,335
End of period	$519,188	$522,300	$1,982,577	$4,583,324	$10,992,186	$4,865,729

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

(1)  Significant Accounting Policies:

Reserve Municipal Money-Market Trust II, Reserve New York Municipal Money-Market Trust, and Reserve Municipal Money-Market Trust (collectively, the "Trusts") are registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended ("the Investment Company Act"), as open-end management investment companies. The policies summarized below are consistently followed in the preparation of each Trust's financial statements in conformity with U.S. generally accepted accounting principles.

A. The Trusts' authorized shares of beneficial interest are unlimited. As of November 30, 2007, there were eleven (11) separate series of Reserve Municipal Money-Market Trust II authorized (Interstate Tax-Exempt Fund, California Municipal Money-Market Fund, Connecticut Municipal Money-Market Fund, Florida Municipal Money-Market Fund, Massachusetts Municipal Money-Market Fund, Michigan Municipal Money-Market Fund, New Jersey Municipal Money-Market Fund, Ohio Municipal Money-Market Fund, Pennsylvania Municipal Money-Market Fund, Virginia Municipal Money-Market Fund and Interstate II Tax-Exempt Fund (which has not commenced operations)); one (1) series of Reserve New York Municipal Money-Market Trust (New York Municipal Money-Market Fund); and three (3) separate series of Reserve Municipal Money-Market Trust (Arizona Municipal Money-Market Fund, Louisiana Municipal Money-Market Fund and Minnesota Municipal Money-Market Fund) authorized and outstanding (each a "Fund", and collectively the "Funds"). The Funds offer two classes of shares, Class R and Class Treasurer's Trust, except for the Interstate Tax-Exempt Fund, which currently offers eleven classes of shares as follows: Class Institutional, Liquidity Class I, Liquidity Class II, Liquidity Class III, Liquidity Class IV, Liquidity Class V, Class Treasurer's Trust, Investor Class I, Investor Class II, Investor Class III and Class R; Arizona Municipal Money-Market Fund, which currently offers Investor Class II, Class R and Class Treasurer's Trust; and Florida Municipal Money-Market Fund, which currently offers only Class R. As of November 30, 2007, Interstate Tax-Exempt Fund had no Liquidity Class II, Liquidity Class IV and Investor Class III shares outstanding and the Arizona Municipal Money-Market Fund had no Investor Class II shares outstanding. These financial statements and notes apply to all classes of all above mentioned Funds of all of the Trusts, except for the Interstate II Tax-Exempt Fund.

Prior Trust and Fund Name	New Trust and Fund Name
Reserve Tax–Exempt Trust	Reserve Municipal Money-Market Trust II

• Interstate Tax-Exempt Fund[1]	• Interstate Tax-Exempt Fund[1]

• California Tax-Exempt Fund	• California Municipal Money-Market Fund

• Connecticut Tax-Exempt Fund	• Connecticut Municipal Money-Market Fund

• Florida Tax-Exempt Fund	• Florida Municipal Money-Market Fund

• Massachusetts Tax-Exempt Fund	• Massachusetts Municipal Money-Market Fund

• Michigan Tax-Exempt Fund	• Michigan Municipal Money-Market Fund

• New Jersey Tax-Exempt Fund	• New Jersey Municipal Money-Market Fund

• Ohio Tax-Exempt Fund	• Ohio Municipal Money-Market Fund

• Pennsylvania Tax-Exempt Fund	• Pennsylvania Municipal Money-Market Fund

• Virginia Tax-Exempt Fund	• Virginia Municipal Money-Market Fund

Reserve New York Tax-Exempt Trust	Reserve New York Municipal Money Market Trust

• New York Tax-Exempt Fund	• New York Municipal Money-Market Fund

B. Securities are valued at amortized cost, which approximates market value in accordance with Rule 2a-7 under the Investment Company Act. The amortized cost method values a security at cost and assumes a constant amortization to maturity of any discount or premium, irrespective of intervening changes in interest rates or market values using the effective interest method. For purposes of compliance with Rule 2a-7 of the Investment Company Act, and for computing the portfolios' average weighted life to maturity, the maturity of floating or variable rate instruments in which the Funds may invest will be deemed to be for floating rate instruments (1) the notice period required before the Funds are entitled to receive payment of the principal amount of the instrument; and for variable rate instruments the longer of (1) above or (2) the period remaining until the instrument's next rate adjustment.

C. It is each Fund's policy to comply with Subchapter M of the Internal Revenue Code and to distribute all income to its shareholders. Accordingly, no federal income tax provision is required.

D. Security transactions are recorded on a trade date basis. Interest income is accrued daily, and security premium or discount is amortized or accreted daily using the effective interest method. Investment income and fund level expenses (expenses other than the comprehensive management fee and distribution fee) are allocated on a daily basis to each class based upon the relative proportion of net assets of each class.

1  The Interstate Tax-Exempt Fund did not undergo a name change.

NOTES TO FINANCIAL STATEMENTS (Continued)

(1)  Significant Accounting Policies (Continued)

E. Net investment income is distributed to shareholders daily and automatically reinvested in additional Fund shares, unless the shareholder has elected in writing to receive cash.

F. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities on the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

G. During the fiscal year ended May 31, 2007, the Funds incurred overdraft positions with their custodian bank. Any related interest charges are shown in each Fund's statement of operations.

H. Effective September 28, 2007, Classes 15, 20, 25, 35 and 45 were renamed Liquidity Class I, II, III, IV and V, respectively. Also, Classes 70, 75 and 95 were renamed Investor Class I, II and III, respectively.

(2)  Management Fee and Other Transactions with Affiliates:

Pursuant to an Investment Management Agreement (the "Agreement") between Reserve Management Company, Inc. ("RMCI") and each Trust on behalf of each of its series, RMCI serves as each Fund's Investment Adviser, subject to the policies adopted by the Board of Trustees. Under the Agreement, RMCI is responsible for the supervision of the day-to-day operations, manages each Fund's investments, effects purchases and sales and furnishes other services. The Funds pay RMCI a comprehensive management fee, accrued daily, at an annual rate based on the average daily net assets of each class of the Fund's shares according to the following schedule:

Class Institutional	0.13%	Class Treasurer's Trust	0.61%

Liquidity Class I	0.16%	Investor Class I	0.51%

Liquidity Class II	0.21%	Investor Class II	0.56%

Liquidity Class III	0.26%	Investor Class III	0.76%

Liquidity Class IV	0.36%	Class R	0.81%

Liquidity Class V	0.46%

The comprehensive management fee includes the investment advisory fee, (0.08% of each class's average daily net assets), all administrative and customary operating expenses of each Fund, as well as shareholder liaison services (such as responding to customer inquiries and providing information on their investments), recordkeeping charges, accounting expenses, transfer agent costs and the expenses of preparing, printing and mailing shareholder reports and prospectuses. Excluded from the definition of customary operating expenses are: interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses including expenses incurred in connection with litigation proceedings, other claims and the legal obligations of the Trust to indemnify its trustees, officers, employees, shareholders, distributors and other agents of the Trust, payments made pursuant to the Trust's Distribution Plan, the compensation of the Chief Compliance Officer and related expenses and the fees and expenses of the Trustees who are not interested persons of the Manager as defined in the Investment Company Act (the "Independent Trustees") including the fees of the independent counsel of the Independent Trustees for which each Fund pays its direct or allocated share. For the period ended November 30, 2007, RMCI voluntarily waived a portion of its comprehensive management fee in the amounts listed below:

Fund	Amount
Interstate Tax-Exempt Fund	$252,861
California Municipal Money-Market Fund	79,719
Connecticut Municipal Money-Market Fund	63,053
Florida Municipal Money-Market Fund	38,563
Massachusetts Municipal Money-Market Fund	26,276
Michigan Municipal Money-Market Fund	19,412
New Jersey Municipal Money-Market Fund	79,037
Ohio Municipal Money-Market Fund	16,220
Pennsylvania Municipal Money-Market Fund	31,832
Virginia Municipal Money-Market Fund	24,132
New York Municipal Money-Market Fund	71,771
Arizona Municipal Money-Market Fund	4,315
Louisiana Municipal Money-Market Fund	5,563
Minnesota Municipal Money-Market Fund	14,435

These waivers are voluntary and may be terminated at any time.

Certain Officers and Trustees of the Trusts are also Officers of RMCI.

As of November 30, 2007, RMCI owned 2.5% of the Louisiana and 1.6% of the Minnesota Municipal-Money Market Funds.

NOTES TO FINANCIAL STATEMENTS (Continued)

(2)  Management Fee and Other Transactions with Affiliates (Continued)

From time to time, the Funds may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

Distribution Assistance:

The Funds have adopted a Rule 12b-1 Distribution Plan and entered into a Distribution Agreement with Resrv Partners, Inc., an affiliate of RMCI, which allows the Funds to pay fees for certain shareholder services and for expenses related to the sale of its shares for the Funds Class R, Investor Class III, Investor Class II and Investor Class I Shares. The rate of distribution expenses may not exceed 0.25% per year of the Classes' average daily net assets.

(3)  Concentration of Risk:

Total assets of each Fund in the Trusts include a cash balance that is held in accounts with JPMorgan Chase, the Funds' Custodian.

Each State Fund concentrates investments in municipal obligations of issuers located in the state for which it is named. The municipal obligation market is volatile. Particularly, investments secured by letters of credit or guarantees of banks are subject to the same risks generally associated with investing in the banking industry, such as interest rate risk, credit risk and regulatory developments. Further, there are specific risks associated with investing in a single state. For example, unfavorable political or economic conditions and/or changes in municipal market-related legislation or litigation within the state can significantly affect the financial condition and credit quality of issuers of municipal securities located in that state.

(4)  Investment Concentration:

The Funds invest substantially all of their assets in portfolios of tax-exempt obligations issued by states, territories and possessions of the United States and their subdivisions. The issuers' ability to meet their obligations may be affected by economic, regional or political developments. In order to reduce the credit risks associated with such factors, the Funds invest substantially all of their portfolio assets in obligations backed by letters of credit, bond insurance of financial institutions, financial guaranty assurance agencies and/or other credit enhancement arrangements.

Interstate Tax-Exempt Fund 98.9%

Letter of Credit

ABN/Amro	0.1%	KBC Bank	0.3%

Allied Irish Bank	0.3%	Keybank, N.A.	1.2%

Banco Santander	0.7%	Kredietbank NV, Brussels	5.1%

Bank of Austria	0.2%	La Salle Bank, N.A.	1.9%

Bank of America, N.A.	9.7%	Landesbank Hessen-Thuringen Girozentrale	1.8%

Bank of Montreal	0.1%	Lloyds TSB Bank PLC	2.5%

Bank of New York	0.9%	M&T Bank	2.3%

Bank of Nova Scotia	2.0%	Natexis Banques Populaires	0.6%

Bank One	0.1%	National City Bank	1.8%

Barclays Bank, PLC	0.1%	Northern Trust Co.	0.1%

Citibank, N.A.	2.2%	PNC Bank, N.A.	1.1%

Comerica Bank	1.3%	Regions Bank	0.1%

Credit Suisse	0.1%	Royal Bank of Canada, Montreal	1.1%

Daiwa Bank	0.1%	South Trust Bank of Alabama	0.2%

Dexia Bank	1.1%	State Street Bank & Trust Co.	0.1%

Fifth Third Bank	0.2%	Suntrust Bank of Atlanta	2.6%

Fleet National Bank	0.1%	Suntrust Bank of Nashville	2.4%

Fortis Bank	0.1%	US Bank, N.A.	0.9%

Harris Trust & Savings Bank	0.3%	Wachovia Bank, N.A.	5.3%

HBOS PLC	0.5%	Wells Fargo	5.8%

Hibernia National Bank	0.4%	Westpac Banking Corp	0.2%

JP Morgan/Chase	6.4%

* Bond Insurance

AMBAC	11.7%	FRMC	1.1%

FGIC	5.5%	FSA	9.4%

FNMA	1.3%	MBIA	5.5%

NOTES TO FINANCIAL STATEMENTS (Continued)

(4)  Investment Concentration (Continued)

California Municipal Money-Market Fund 98.8%

Letter of Credit

Allied Irish Bank	1.5%	Fortis Bank	0.5%

Bank of America, N.A.	5.9%	Kredietbank NV, Brussels	7.8%

Bank of Nova Scotia	6.1%	La Salle National Bank, IL	4.8%

BNP	6.1%	Republic N.B. New York	4.5%

Citibank, N.A.	12.6%	Wells Fargo	4.0%

Comercia Bank	7.7%

* Bond Insurance

AMBAC	9.1%	FNMA	4.1%

FGIC	4.8%	FSA	5.6%

FHLB	5.0%	MBIA	8.9%

Connecticut Municipal Money-Market Fund 90.7%

Letter of Credit

Allied Irish Bank, PLC	4.9%	La Salle Bank, NA	2.7%

Bank of Montreal	4.9%	Landesbank Hessen-Thuringen Girozentrale	4.6%

Bank of Nova Scotia	9.4%	Northern Trust Co.	5.0%

Citibank, N.A.	1.3%	US Bank	2.5%

Fleet National Bank	5.4%	Wachovia Bank NA	6.4%

JP Morgan/Chase Bank	5.1%	Yale University	5.0%

* Bond Insurance

AMBAC	9.9%	FSA	8.8%

FGIC	4.9%	MBIA	9.9%

Florida Municipal Money-Market Fund 97.4%

Letter of Credit

Bank of America NA	0.7%	Landesbank Baden-Wurternberg	2.9%

Bank of New York, N.A.	1.5%	La Salle Bank NA	4.1%

Bank One, NA	3.9%	Republic National Bank	2.5%

Calyon NY	4.4%	Royal Bank of Canada	1.9%

Citibank, NA	12.3%	Societe Generale	2.8%

First Union National Bank	0.4%	Suntrust Bank	9.0%

Fleet National Bank	1.5%	Wachovia Bank NA	5.6%

JP MorganChase Bank	5.1%

* Bond Insurance

AMBAC	9.8%	FSA	9.8%

FGIC	9.6%	MBIA	9.6%

NOTES TO FINANCIAL STATEMENTS (Continued)

(4)  Investment Concentration (Continued)

Massachusetts Municipal Money-Market Fund 98.4%

Letter of Credit

Allied Irish Banks, PLC	3.0%	Kredietbank NV, Brussels	4.9%

Bank of America	4.0%	La Salle Bank, NA	4.9%

Bank of Nova Scotia	5.3%	Lloyds TSB Bank PLC	3.0%

Comerica Bank	5.0%	Massachusetts Institute of Technology	3.3%

Depfa Bank, PLC	2.3%	Smith College	4.4%

Fleet National Bank	2.9%	Sun Trust Bank of Atlanta	2.3%

Harris Trust and Savings Bank	1.9%	Wachovia Bank NA	9.1%

Harvard University	2.9%	Wellesley College	4.9%

JP Morgan/Chase	5.1%	Williams College	2.6%

* Bond Insurance

AMBAC	9.7%	FSA	7.6%

FGIC	4.4%	MBIA	4.9%

Michigan Municipal Money-Market Fund 93.4%

Letter of Credit

Bank of America	4.9%	La Salle Bank, NA	5.2%

Comerica Bank	7.3%	Landesbank Hessen-Thuringen Girozentrale	9.3%

Depfa Bank PLC	7.2%	National City Bank	1.3%

Fifth Third Bank	8.8%	Standard Federal Bank, NA	1.9%

JP Morgan/Chase Bank	9.8%	Wachovia Bank, N.A.	2.2%

KBC Bank	4.7%	University of Michigan	0.7%

* Bond Insurance

AMBAC	8.8%	FSA	2.9%

FGIC	9.8%	MBIA	4.9%

FNMA	3.7%

New Jersey Municipal Money-Market Fund 91.6%

Letter of Credit

Allied Irish Bank, PLC	2.5%	Landesbank Hessen-Thuringen Girozentrale	3.7%

Bank of America	5.0%	Lloyds TSB Bank PLC	4.7%

Bank of New York	4.4%	Princeton University	2.6%

Bank of Nova Scotia	3.6%	PNC Bank, NA	2.8%

Citibank, NA	3.7%	Wachovia Bank NA	10.4%

Dexia Bank	2.4%	Wells Fargo Bank, N.A.	4.9%

JP Morgan/Chase Bank	5.0%

* Bond Insurance

AMBAC	9.6%	FSA	13.7%

FGIC	7.8%	MBIA	4.8%

NOTES TO FINANCIAL STATEMENTS (Continued)

(4)  Investment Concentration (Continued)

Ohio Municipal Money-Market Fund 96.1%

Letter of Credit

Allied Irish Bank, PLC	4.2%	Landesbank Hessen-Thuringen Girozentrale	4.5%

Bank of America, NA	3.0%	National City Bank	7.0%

Bank of Nova Scotia	3.1%	Ohio State University	0.5%

Barclays Bank PLC	3.7%	Republic National Bank	2.1%

Bayerische Landesbank Girozentrale	3.3%	US Bank NA	8.9%

Fifth Third Bank	1.7%	Wachovia Bank NA	2.6%

JP Morgan/Chase Bank	10.6%	Wells Fargo Bank NA	2.1%

Keybank NA	5.4%	Westdeutsche Landesbank AG	5.2%

La Salle National Bank	2.2%

* Bond Insurance

AMBAC	6.4%	FSA	7.6%

FGIC	7.7%	MBIA	4.3%

Pennsylvania Municipal Money-Market Fund 98.8%

Letter of Credit

Allied Irish Bank, PLC	4.7%	Fleet National Bank	2.2%

Bank of America, N.A.	5.5%	JP Morgan/Chase Bank	4.0%

Bank of Nova Scotia	3.6%	Kredietbank NV, Brussels	7.7%

Barclays Bank, PLC	4.3%	Landesbank Hessen-Thuringen Girozentrale	4.3%

Bayerische Landesbank Girozentrale	8.2%	Northern Trust Co.,Chicago	4.3%

BNP	1.6%	PNC Bank	6.8%

Comerica Bank	2.7%	Wachovia Bank, N.A.	4.5%

* Bond Insurance

AMBAC	9.2%	FSA	10.0%

FGIC	7.0%	MBIA	8.2%

Virginia Municipal Money-Market Fund 91.9%

Letter of Credit

Bank of America NA	13.8%	Harris Trust and Savings Bank, Chicago	1.3%

Bank of New York, N.A.	3.9%	JP Morgan/Chase Bank	8.3%

Bank of Nova Scotia	3.6%	Sun Trust Bank of Atlanta	8.2%

Branch Banking and Trust	7.0%	University of Virginia	3.0%

Depfa Bank, PLC	1.7%	Wachovia Bank NA	9.4%

* Bond Insurance

AMBAC	8.5%	FRMC	4.0%

FGIC	0.3%	FSA	7.5%

FHLB	2.2%	MBIA	9.3%

NOTES TO FINANCIAL STATEMENTS (Continued)

(4)  Investment Concentration (Continued)

New York Municipal Money-Market Fund 98.1%

Letter of Credit

Bank of America NA	5.8%	JP Morgan/Chase	7.9%

Bank of New York	0.9%	Keybank NA Cleveland OH	3.1%

Bayerische Hypo-Und Vereinsbank	0.3%	Landesbank Baden-Wurternberg	2.4%

BNP	2.0%	Landesbank Hessen-Thuringen Girozentrale	4.6%

Citibank, NA	13.3%	Lloyds	4.0%

Comerica Bank. Detroit	4.3%	PNC	0.3%

Depfa Bank, PLC	1.4%	Republic N.B. New York	4.0%

Dexia Bank	2.1%	Royal Bank of Scotland	0.8%

Fleet National Bank	3.1%	Wachovia BK & TR CO. NA North Carolina	2.2%

Fortis Bank	7.4%	Wells Fargo Bank NA	3.3%

Helaba	2.5%

* Bond Insurance

AMBAC	1.3%	FSA	7.2%

FNMA	7.0%	MBIA	1.8%

FRMC	5.1%

Arizona Municipal Money-Market Fund 98.1%

Letter of Credit

Bank of America	9.6%	Lloyds	4.8%

Bank of New York	24.1%	State St. Bank & Trust Co., Boston	4.8%

JP Morgan/Chase	4.8%	Wells Fargo Bank, N.A.	4.8%

Kredietbank NV, Brussels	4.8%

* Bond Insurance

AMBAC	7.7%	FRMC	4.8%

FGIC	9.6%	MBIA	8.7%

FNMA	9.6%

Louisiana Municipal Money-Market Fund 86.3%

Letter of Credit

Bank of Nova Scotia	5.1%	Regions Bank	4.8%

Bay Landesbank Girozentrale	4.8%	Societe Generale	5.0%

Hibernia National Bank	4.8%	Suntrust Bank of Atlanta	4.8%

JP Morgan/Chase Bank	9.6%	Wachovia Bank	9.6%

* Bond Insurance

AMBAC	9.6%	FRMC	5.0%

FGIC	8.6%	FSA	4.8%

FNMA	5.0%	MBIA	4.8%

Minnesota Municipal Money-Market Fund 93.3%

Letter of Credit

Allied Irish Bank, PLC	7.5%	Lloyds TSB Bank PLC	4.8%

Bank of Nova Scotia	1.8%	US Bank NA	9.5%

Dexia Bank	1.9%	University of Minnesota	5.4%

Harris Trust & Savings Bank	6.5%	Wells Fargo Bank NA	10.3%

La Salle Bank, NA	4.5%

* Bond Insurance

ABN/AMRO	1.8%	FNMA	4.1%

AMBAC	9.9%	FRMC	5.5%

FGIC	4.9%	MBIA	14.9%

*Some securities may be backed by both a letter of credit and bond insurance.

NOTES TO FINANCIAL STATEMENTS (Continued)

(5)  Composition of Net Assets:

At November 30, 2007, the composition of each Fund's net assets was as follows:

	Interstate Fund	California Fund	Connecticut Fund	Florida Fund	Massachusetts Fund
Par Value	$1,116,569	$68,662	$40,392	$68,694	$26,558
Additional-Paid-in-Capital	1,115,452,779	68,593,307	40,351,464	68,624,887	26,531,747
Net Assets	$1,116,569,348	$68,661,969	$40,391,856	$68,693,581	$26,558,305

	Michigan Fund	New Jersey Fund	Ohio Fund	Pennsylvania Fund	Virginia Fund
Par Value	$26,668	$80,675	$18,226	$60,968	$31,941
Additional-Paid-in-Capital	26,641,428	80,593,835	18,207,825	60,906,968	31,909,094
Net Assets	$26,668,096	$80,674,510	$18,226,051	$60,967,936	$31,941,035

	New York Fund	Arizona Fund	Louisiana Fund	Minnesota Fund
Par Value	$196,014	$52	$198	$1,099
Additional-Paid-in-Capital	195,818,024	519,136	1,982,379	10,991,087
Net Assets	$196,014,038	$519,188	$1,982,577	$10,992,186

The tax basis of each Fund's assets is the same as the basis for financial reporting at November 30, 2007.

(6)  Capital Share Transactions:

For the six months ended November 30, 2007 and the year ended May 31, 2007, the capital share transactions of each class of the Interstate Tax-Exempt Fund, each at a net asset value of $1 per share, were as follows:

	Six Months Ended November 30, 2007
	Class R	Class Treasurer's Trust	Investor Class II	Investor Class I	Liquidity Class V	Liquidity Class III
Sold	715,056,143	567,470,853	12,842,120	17,395,308	1,741,670	68,696,612
Reinvested	4,036,023	1,358,747	66,822	120,230	21,437	773,044
Redeemed	(816,491,328)	(577,870,765)	(12,995,089)	(17,619,952)	(1,199,580)	(62,874,307)
Net Increase (Decrease)	(97,399,162)	(9,041,165)	(86,147)	(104,414)	563,527	6,595,349

	Liquidity Class I	Class Institutional
Sold	88,120,000	2,719,523,886
Reinvested	181,528	8,252,883
Redeemed	(82,760,966)	(2,341,050,794)
Net Increase (Decrease)	5,540,562	386,725,975

NOTES TO FINANCIAL STATEMENTS (Continued)

(6)  Capital Share Transactions: (Continued)

	Year Ended May 31, 2007
	Class R	Class Treasurer's Trust	Investor Class II	Investor Class I	Liquidity Class V	Liquidity Class III
Sold	1,309,381,602	1,017,223,239	29,868,656	55,931,680	2,025,955	125,300,797
Reinvested	7,643,589	1,840,244	151,872	107,035	10,718	1,597,526
Redeemed	(1,282,983,301)	(962,993,695)	(31,281,010)	(49,690,690)	(1,821,973)	(147,516,216)
Net Increase (Decrease)	34,041,890	56,069,788	(1,260,482)	6,348,025	214,700	(20,617,893)

	Liquidity Class I	Class Institutional(1)	Class 8(1) (Unaudited)
Sold	31	7,272,005,587	2,801,924,081
Reinvested	3,696	15,251,180	6,309,677
Redeemed	(31)	(6,936,822,169)	(3,618,972,892)
Net Increase (Decrease)	3,696	350,434,598	(810,739,134)

For the six months ended November 30, 2007 and the year ended May 31, 2007, the capital share transactions of each class of the Massachusetts Municipal Money-Market Fund, each at a net asset value of $1 per share, were as follows:

	Six Months Ended November 30, 2007
	Class R	Class Treasurer's Trust*
Sold	52,956,628	10,109
Reinvested	346,442	142
Redeemed	(51,158,192)	(104)
Net Increase (Decrease)	2,144,878	10,147
	Year Ended May 31, 2007
	Class R	Class Treasurer's Trust*
Sold	112,355,884	—
Reinvested	619,839	—
Redeemed	(117,035,101)	—
Net Increase (Decrease)	(4,059,378)	—

*  Class Treasurer's Trust commenced operations on June 14, 2007

(1)  Effective September 1, 2006, Class 8 was closed and Class 12 was renamed Class Institutional

NOTES TO FINANCIAL STATEMENTS (Continued)

(6)  Capital Share Transactions: (Continued)

For the six months ended November 30, 2007 and the year ended May 31, 2007, the capital share transactions of each class of the New York Municipal Money-Market Fund, each at a net asset value of $1 per share, were as follows:

	Six Months Ended November 30, 2007
	Class R	Class Treasurer's Trust*
Sold	486,800,586	—
Reinvested	2,815,709	151
Redeemed	(571,607,707)	—
Net Increase (Decrease)	(81,991,412)	151
	Year Ended May 31, 2007
	Class R	Class Treasurer's Trust*
Sold	686,901,533	10,015
Reinvested	4,847,434	120
Redeemed	(599,707,436)	13
Net Increase (Decrease)	92,041,531	10,148

*  Class Treasurer's Trust commenced operations on December 7, 2006.

NOTES TO FINANCIAL STATEMENTS (Continued)

(7)  Financial Highlights:

	Class R
	Six Months Ended November 30,		Years Ended May 31,
Interstate Tax-Exempt Fund	2007		2007	2006	2005	2004	2003
Net asset value at beginning of period	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0129		0.0259	0.0182	0.0070	0.0010	0.0034
Dividends from net investment income	(0.0129)		(0.0259)	(0.0182)	(0.0070)	(0.0010)	(0.0034)
Net asset value at end of period	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	1.32%		2.62%	1.84%	0.70%	0.10%	0.34%
Ratios/Supplemental Data
Net assets end of period (millions)	$222.2		$319.6	$285.5	$261.4	$283.5	$280.4
Ratio of expenses to average net assets	1.03	%(a)	1.01%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets net of fee waivers	1.02	%(a)	1.00%	1.00%	1.00%	0.90%	0.99%
Ratio of net investment income to average net assets	2.61	%(a)	2.59%	1.85%	0.69%	0.10%	0.33%
	Class Treasurer's Trust
	Six Months Ended November 30,		Years Ended May 31,
Interstate Tax-Exempt Fund	2007		2007	2006	2005	2004	2003
Net asset value at beginning of period	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0150		0.0299	0.0222	0.0109	0.0040	0.0074
Dividends from net investment income	(0.0150)		(0.0299)	(0.0222)	(0.0109)	(0.0040)	(0.0074
Net asset value at end of period	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	1.53%		3.04%	2.25%	1.10%	0.40%	0.74%
Ratios/Supplemental Data
Net assets end of period (millions)	$87.7		$96.7	$40.7	$48.7	$22.5	$29.2
Ratio of expenses to average net assets	0.61	%(a)	0.61%	0.60%	0.60%	0.60%	0.60%
Ratio of expenses to average net assets net of fee waivers	0.61	%(a)	0.60%	0.60%	(b)	(b)	(b)
Ratio of net investment income to average net assets	3.04	%(a)	3.01%	2.25%	1.24%	0.37%	0.71%

NOTES TO FINANCIAL STATEMENTS (Continued)

(7)  Financial Highlights: (Continued)

	Liquidity Class III(2)
	Six Months Ended November 30,		Years Ended May 31,
Interstate Tax-Exempt Fund	2007		2007	2006	2005	2004	2003
Net asset value at beginning of period	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0168		0.0334	0.0257	0.0144	0.0075	0.0109
Dividends from net investment income	(0.0168)		(0.0334)	(0.0257)	(0.0144)	(0.0075)	(0.0109)
Net asset value at end of period	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	1.71%		3.40%	2.61%	1.46%	0.75%	1.09%
Ratios/Supplemental Data
Net assets end of period (millions)	$48.9		$42.4	$63.0	$77.7	$15.9	$17.8
Ratio of expenses to average net assets	0.26	%(a)	0.26%	0.25%	0.25%	0.25%	0.25%
Ratio of expenses to average net assets net of fee waivers	0.26	%(a)	0.25%	0.25%	(b)	(b)	(b)
Ratio of net investment income to average net assets	3.39	%(a)	3.33%	2.50%	1.76%	0.74%	1.07%
	Liquidity Class I(2)
	Six Months Ended November 30,		Years Ended May 31,				January 13, 2003* to May 31,
Interstate Tax-Exempt Fund	2007		2007	2006	2005	2004	2003
Net asset value at beginning of period	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0173		0.0344	0.0267	0.0154	0.0085	0.0039
Dividends from net investment income	(0.0173)		(0.0344)	(0.0267)	(0.0154)	(0.0085)	(0.0039)
Net asset value at end of period	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	1.76%		3.50%	2.71%	1.56%	0.86%	0.39%
Ratios/Supplemental Data
Net assets end of period (millions)	$5.6		$0.1	$0.1	$0.1	$0.1	$0.1
Ratio of expenses to average net assets	0.15	%(a)	0.16%	0.15%	0.16%	0.15%	0.15	%(a)
Ratio of expenses to average net assets net of fee waivers	0.15	%(a)	0.15%	0.15%	(b)	(b)	(b)
Ratio of net investment income to average net assets	3.54	%(a)	3.44%	2.55%	1.54%	0.85%	1.03	%(a)

NOTES TO FINANCIAL STATEMENTS (Continued)

(7)  Financial Highlights: (Continued)

	Investor Class I(2)
	Six Months Ended November 30,		Years Ended May 31,		August 16, 2004* to May 31,
Interstate Tax-Exempt Fund	2007		2007	2006	2005
Net asset value at beginning of period	$1.0000		$1.0000	$1.0000	$1.0000
Net investment income	0.0144		0.0289	0.0212	0.0092
Dividends from net investment income	(0.0144)		(0.0289)	(0.0212)	(0.0092)
Net asset value at end of period	$1.0000		$1.0000	$1.0000	$1.0000
Total Return	1.47%		2.93%	2.15%	0.93%
Ratios/Supplemental Data
Net assets end of period (millions)	$8.9		$9.0	$2.6	$0.9
Ratio of expenses to average net assets	0.73	%(a)	0.71%	0.70%	0.71	%(a)
Ratio of expenses to average net assets net of fee waivers	0.73	%(a)	0.70%	0.70%	(b)
Ratio of net investment income to average net assets	2.92	%(a)	2.92%	2.12%	1.1	%(a)
	Investor Class II(2)
	Six Months Ended November 30,		Years Ended May 31,		September 23, 2004* to May 31,
Interstate Tax-Exempt Fund	2007		2007	2006	2005
Net asset value at beginning of period	$1.0000		$1.0000	$1.0000	$1.0000
Net investment income	0.0142		0.0284	0.0207	0.0083
Dividends from net investment income	(0.0142)		(0.0284)	(0.0207)	(0.0083)
Net asset value at end of period	$1.0000		$1.0000	$1.0000	$1.0000
Total Return	1.44%		2.88%	2.09%	0.83%
Ratios/Supplemental Data
Net assets end of period (millions)	$5.0		$5.1	$6.4	$—	^
Ratio of expenses to average net assets	0.78	%(a)	0.76%	0.75%	0.75	%(a)
Ratio of expenses to average net assets net of fee waivers	0.78	%(a)	0.75%	0.75%	(b)
Ratio of net investment income to average net assets	2.88	%(a)	2.83%	2.67%	1.60	%(a)

NOTES TO FINANCIAL STATEMENTS (Continued)

(7)  Financial Highlights: (Continued)

	Liquidity Class V(2)
	Six Months Ended November 30,		Years Ended May 31,			August 7, 2003* to May 31,
Interstate Tax-Exempt Fund	2007		2007	2006	2005	2004
Net asset value at beginning of period	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0158		0.0314	0.0237	0.0123	0.0044
Dividends from net investment income	(0.0158)		(0.0314)	(0.0237)	(0.0123)	(0.0044)
Net asset value at end of period	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000
Total Return	1.61%		3.19%	2.40%	1.25%	0.45%
Ratios/Supplemental Data
Net assets end of period (millions)	$1.0		$0.5	$0.30	$0.10	$0.00	^
Ratio of expenses to average net assets	0.46	%(a)	0.46%	0.45%	0.46%	0.44	%(a)
Ratio of expenses to average net assets net of fee waivers	0.46	%(a)	0.45%	0.45%	(b)	(b)
Ratio of net investment income to average net assets	3.19	%(a)	3.14%	2.46%	1.37%	0.55	%(a)

	Class Institutional(1)
	Six Months Ended November 30,		Years Ended May 31,		February 1, 2005* to May 31
Interstate Tax-Exempt Fund	2007		2007	2006	2005
Net asset value at beginning of period	$1.0000		$1.0000	$1.0000	$1.0000
Net investment income	0.0174		0.0348	0.0271	0.0069
Dividends from net investment income	(0.0174)		(0.0348)	(0.0271)	(0.0069)
Net asset value at end of period	$1.0000		$1.0000	$1.0000	$1.0000
Total Return	1.78%		3.55%	2.75%	0.70%
Ratios/Supplemental Data
Net assets end of period (millions)	$737.20		$350.4	$— ^	$—	^
Ratio of expenses to average net assets	0.13	%(a)	0.13%	0.12%	0.12	%(a)
Ratio of expenses to average net assets net of fee waivers	0.13	%(a)	0.11%	0.12%	(b)
Ratio of net investment income to average net assets	3.54	%(a)	3.51%	2.73%	2.12	%(a)

NOTES TO FINANCIAL STATEMENTS (Continued)

(7)  Financial Highlights: (Continued)

	Class R
	Six Months Ended November 30,		Years Ended May 31,
	2007		2007	2006	2005	2004	2003
California Municipal Money-Market Fund
Net asset value at beginning of year	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0128		0.0250	0.0177	0.0068	0.0006	0.0033
Dividends from net investment income	(0.0128)		(0.0250)	(0.0177)	(0.0068)	(0.0006)	(0.0033)
Net asset value at end of year	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	1.30%		2.53%	1.79%	0.69%	0.06%	0.33%
Ratios/Supplemental Data
Net assets end of year (millions)	$68.7		$133.5	$124.1	$105.2	$101.2	$109.0
Ratio of expenses to average net assets, before fee waivers	1.03	%(a)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets net of fee waivers	0.91	%(a)	1.00%	1.00%	1.00%	0.89%	0.99%
Ratio of net investment income to average net assets	2.59	%(a)	2.50%	1.80%	0.69%	0.06%	0.32%
	Class R
	Six Months Ended November 30,		Years Ended May 31,
	2007		2007	2006	2005	2004	2003
Connecticut Municipal Money-Market Fund
Net asset value at beginning of year	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0132		0.0259	0.0179	0.0068	0.0006	0.0025
Dividends from net investment income	(0.0132)		(0.0259)	(0.0179)	(0.0068)	(0.0006)	(0.0025)
Net asset value at end of year	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	1.34%		2.63%	1.81%	0.68%	0.06%	0.25%
Ratios/Supplemental Data
Net assets end of year (millions)	$40.4		$46.6	$27.3	$23.4	$21.5	$36.4
Ratio of expenses to average net assets, before fee waivers	1.04	%(a)	1.01%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets net of fee waivers	0.73	%(a)	0.96%	0.99%	1.00%	0.86%	0.98%
Ratio of net investment income to average net assets	2.66	%(a)	2.60%	1.79%	0.68%	0.06%	0.25%

NOTES TO FINANCIAL STATEMENTS (Continued)

(7)  Financial Highlights: (Continued)

	Class R
	Six Months Ended November 30,		Years Ended May 31,
	2007		2007	2006	2005	2004	2003
Florida Municipal Money-Market Fund
Net asset value at beginning of year	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0131		0.0261	0.0185	0.0072	0.0006	0.0036
Dividends from net investment income	(0.0131)		(0.0261)	(0.0185)	(0.0072)	(0.0006)	(0.0036)
Net asset value at end of year	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	1.33%		2.64%	1.86%	0.73%	0.06%	0.36%
Ratios/Supplemental Data
Net assets end of year (millions)	$68.7		$73.6	$55.1	$43.1	$39.5	$45.9
Ratio of expenses to average net assets, before fee waivers	1.05	%(a)	1.01%	1.01%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets net of fee waivers	0.93	%(a)	0.99%	1.00%	1.00%	0.91%	0.99%
Ratio of net investment income to average net assets	2.65	%(a)	2.62%	1.88%	0.74%	0.06%	0.35%
	Class R
	Six Months Ended November 30,		Years Ended May 31,
	2007		2007	2006	2005	2004	2003
Massachusetts Municipal Money-Market Fund
Net asset value at beginning of year	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0131		0.0259	0.0181	0.0068	0.0006	0.0030
Dividends from net investment income	(0.0131)		(0.0259)	(0.0181)	(0.0068)	(0.0006)	(0.0030)
Net asset value at end of year	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	1.32%		2.63%	1.82%	0.68%	0.06%	0.30%
Ratios/Supplemental Data
Net assets end of year (millions)	$26.6		$24.4	$28.5	$22.2	$17.8	$20.8
Ratio of expenses to average net assets, before fee waivers	1.03	%(a)	1.01%	1.00%	1.01%	1.01%	1.00%
Ratio of expenses to average net assets net of fee waivers	0.84	%(a)	1.00%	(b)	1.00%	0.88%	0.98%
Ratio of net investment income to average net assets	2.64	%(a)	2.59%	1.84%	0.69%	0.06%	0.30%

NOTES TO FINANCIAL STATEMENTS (Continued)

(7)  Financial Highlights: (Continued)

	Class Treasurer's Trust
	Period from June 14, 2007* to November 30, 2007
Massachusetts Municipal Money-Market Fund
Net asset value at beginning of year	$1.0000
Net investment income	0.0142
Dividends from net investment income	(0.0142)
Net asset value at end of year	$1.0000
Total Return	1.42%
Ratios/Supplemental Data
Net assets end of year (millions)	$0.0	^
Ratio of expenses to average net assets, before fee waivers	1.13	%(a)
Ratio of expenses to average net assets net of fee waivers	0.92	%(a)
Ratio of net investment income to average net assets	2.89	%(a)

	Class R
	Six Months Ended November 30,		Years Ended May 31,
	2007		2007	2006	2005	2004	2003
Michigan Municipal Money-Market Fund
Net asset value at beginning of year	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0132		0.0263	0.0182	0.0069	0.0006	0.0029
Dividends from net investment income	(0.0132)		(0.0263)	(0.0182)	(0.0069)	(0.0006)	(0.0029)
Net asset value at end of year	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	1.34%		2.66%	1.84%	0.70%	0.06%	0.29%
Ratios/Supplemental Data
Net assets end of year (millions)	$26.7		$16.5	$16.3	$16.6	$12.1	$7.9
Ratio of expenses to average net assets, before fee waivers	1.05	%(a)	1.01%	1.00%	1.01%	1.00%	1.00%
Ratio of expenses to average net assets net of fee waivers	0.87	%(a)	0.99%	0.99%	1.00%	0.91%	0.98%
Ratio of net investment income to average net assets	2.66	%(a)	2.63%	1.78%	0.77%	0.06%	0.29%

NOTES TO FINANCIAL STATEMENTS (Continued)

(7)  Financial Highlights: (Continued)

	Class R
	Six Months Ended November 30,		Years Ended May 31,
	2007		2007	2006	2005	2004	2003
New Jersey Municipal Money-Market Fund
Net asset value at beginning of year	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0130		0.0257	0.0178	0.0068	0.0006	0.0029
Dividends from net investment income	(0.0130)		(0.0257)	(0.0178)	(0.0068)	(0.0006)	(0.0029)
Net asset value at end of year	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	1.32%		2.60%	1.80%	0.68%	0.06%	0.29%
Ratios/Supplemental Data
Net assets end of year (millions)	$80.7		$90.6	$54.0	$45.0	$50.2	$56.0
Ratio of expenses to average net assets, before fee waivers	1.04	%(a)	1.01%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets net of fee waivers	0.85	%(a)	0.99%	1.00%	0.99%	0.87%	0.97%
Ratio of net investment income to average net assets	2.62	%(a)	2.62%	1.81%	0.66%	0.06%	0.28%
	Class R
	Six Months Ended November 30,		Years Ended May 31,
	2007		2007	2006	2005	2004	2003
Ohio Municipal Money-Market Fund
Net asset value at beginning of year	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0131		0.0261	0.0184	0.0071	0.0006	0.0030
Dividends from net investment income	(0.0131)		(0.0261)	(0.0184)	(0.0071)	(0.0006)	(0.0030)
Net asset value at end of year	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	1.34%		2.65%	1.86%	0.71%	0.06%	0.30%
Ratios/Supplemental Data
Net assets end of year (millions)	$18.2		$17.4	$18.7	$19.0	$10.9	$10.4
Ratio of expenses to average net assets, before fee waivers	1.04	%(a)	1.02%	1.00%	1.00%	1.01%	1.00%
Ratio of expenses to average net assets net of fee waivers	0.88	%(a)	1.00%	1.00%	1.00%	0.92%	0.99%
Ratio of net investment income to average net assets	2.65	%(a)	2.61%	1.83%	0.79%	0.06%	0.29%

NOTES TO FINANCIAL STATEMENTS (Continued)

(7)  Financial Highlights: (Continued)

	Class R
	Six Months Ended November 30,		Years Ended May 31,
	2007		2007	2006	2005	2004	2003
Pennsylvania Municipal Money-Market Fund
Net asset value at beginning of year	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0132		0.0263	0.0186	0.0070	0.0007	0.0036
Dividends from net investment income	(0.0132)		(0.0263)	(0.0186)	(0.0070)	(0.0007)	(0.0036)
Net asset value at end of year	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	1.34%		2.67%	1.88%	0.70%	0.07%	0.36%
Ratios/Supplemental Data
Net assets end of year (millions)	$61.0		$52.4	$48.9	$44.7	$46.1	$40.6
Ratio of expenses to average net assets, before fee waivers	1.05	%(a)	1.02%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets net of fee waivers	0.93	%(a)	1.00%	0.99%	1.00%	0.93%	1.00%
Ratio of net investment income to average net assets	2.66	%(a)	2.63%	1.87%	0.70%	0.07%	0.34%
	Class R
	Six Months Ended November 30,		Years Ended May 31,
	2007		2007	2006	2005	2004	2003
Virginia Municipal Money-Market Fund
Net asset value at beginning of year	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0131		0.0260	0.0181	0.0067	0.0006	0.0025
Dividends from net investment income	(0.0131)		(0.0260)	(0.0181)	(0.0067)	(0.0006)	(0.0025)
Net asset value at end of year	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	1.33%		2.64%	1.82%	0.67%	0.06%	0.25%
Ratios/Supplemental Data
Net assets end of year (millions)	$31.9		$25.8	$20.7	$13.7	$11.0	$11.3
Ratio of expenses to average net assets, before fee waivers	1.04	%(a)	1.01%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets net of fee waivers	0.85	%(a)	0.97%	0.91%	1.00%	0.90%	0.95%
Ratio of net investment income to average net assets	2.65	%(a)	2.61%	1.88%	0.70%	0.06%	0.24%

NOTES TO FINANCIAL STATEMENTS (Continued)

(7)  Financial Highlights: (Continued)

	Class R
	Six Months Ended November 30,		Years Ended May 31,
	2007		2007	2006	2005	2004	2003
New York Municipal Money-Market Fund
Net asset value at beginning of year	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0128		0.0258	0.0176	0.0067	0.0006	0.0034
Dividends from net investment income	(0.0128)		(0.0258)	(0.0176)	(0.0067)	(0.0006)	(0.0034)
Net asset value at end of year	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	1.49%		2.62%	1.77%	0.67%	0.06%	0.34%
Ratios/Supplemental Data
Net assets end of year (millions)	$196.0		$278.0	$185.9	$164.4	$172.6	$228.4
Ratio of expenses to average net assets, before fee waivers	1.04	%(a)	1.00%	1.00%	1.02%	1.02%	1.00%
Ratio of expenses to average net assets net of fee waivers	0.98	%(a)	1.00%	1.00%	1.01%	0.89%	0.99%
Ratio of net investment income to average net assets	2.58	%(a)	2.59%	1.77%	0.66%	0.06%	0.34%

	Class Treasurer's Trust
	Six Months Ended November 30, 2007		December 7, 2006* to May 31, 2007
New York Municipal Money-Market Fund
Net asset value at beginning of period	$1.0000		$1.0000
Net investment income	0.0149		0.0147
Dividends from net investment income	(0.0149)		(0.0147)
Net asset value at end of period	$1.0000		$1.0000
Total Return	1.28%		1.48%
Ratios/Supplemental Data
Net assets end of period (millions)	$—	^	$—	^
Ratio of expenses to average net assets, before fee waivers	0.63	%(a)	0.62	%(a)
Ratio of expenses to average net assets net of fee waivers	0.55	%(a)	0.62	%(a)
Ratio of net investment income to average net assets	3.01	%(a)	3.06	%(a)

NOTES TO FINANCIAL STATEMENTS (Continued)

(7)  Financial Highlights: (Continued)

	Class R
	Six Months Ended November 30, 2007		Years Ended May 31, 2007	April 3, 2006* to May 31, 2006
Arizona Municipal Money-Market Fund
Net asset value at beginning of year	$1.0000		$1.0000	$1.0000
Net investment income	0.0131		0.0262	0.0039
Dividends from net investment income	(0.0131)		(0.0262)	(0.0039)
Net asset value at end of year	$1.0000		$1.0000	$1.0000
Total Return	1.33%		2.65%	0.39%
Ratios/Supplemental Data
Net assets end of year (millions)	$0.5		$0.5	$0.1
Ratio of expenses to average net assets, before fee waivers	1.02	%(a)	1.02%	1.00	%(a)
Ratio of expenses to average net assets net of fee waivers	0.38	%(a)	0.96%	0.92	%(a)
Ratio of net investment income to average net assets	2.71	%(a)	2.59%	2.42	%(a)

	Class R
	Six Months Ended November 30,		Years Ended May 31,
	2007		2007	2006	2005	2004	2003
Louisiana Municipal Money-Market Fund
Net asset value at beginning of period	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0133		0.0261	0.0213	0.0065	0.0007	0.0032
Dividends from net investment income	(0.0133)		(0.0261)	(0.0213)	(0.0065)	(0.0007)	(0.0032)
Net asset value at end of period	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	1.35%		2.65%	2.16%	0.66%	0.07%	0.32%
Ratios/Supplemental Data
Net assets end of period (millions)	$2.0		$4.6	$0.7	$0.3	$0.2	$0.1
Ratio of expenses to average net assets, before fee waivers	1.04	%(a)	1.03%	0.99%	1.01%	1.00%	1.00%
Ratio of expenses to average net assets net of fee waivers	0.67	%(a)	1.00%	0.52%	1.00%	0.64%	0.57%
Ratio of net investment income to average net assets	2.70	%(a)	2.62%	2.33%	0.74%	0.06%	0.32%

NOTES TO FINANCIAL STATEMENTS (Continued)

(7)  Financial Highlights: (Continued)

	Class R
	Six Months Ended November 30,		Years Ended May 31,
	2007		2007	2006	2005	2004	2003
Minnesota Municipal Money-Market Fund
Net asset value at beginning of period	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0133		0.0265	0.0179	0.0066	0.0006	0.0044
Dividends from net investment income	(0.0133)		(0.0265)	(0.0179)	(0.0066)	(0.0006)	(0.0044)
Net asset value at end of period	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	1.35%		2.68%	1.80%	0.66%	0.06%	0.44%
Ratios/Supplemental Data
Net assets end of period (millions)	$11.0		$4.9	$3.1	$1.4	$0.6	$0.2
Ratio of expenses to average net assets, before fee waivers	1.07	%(a)	1.01%	1.01%	1.00%	1.01%	1.00%
Ratio of expenses to average net assets net of fee waivers	0.72	%(a)	0.75%	0.94%	0.99%	0.78%	0.69%
Ratio of net investment income to average net assets	2.65	%(a)	2.66%	1.88%	0.78%	0.06%	0.43%

*  Inception of Class operations.

(a)  Annualized.

(b)  As there were no fee waivers during the period, this is not applicable.

(1)  Effective September 1, 2006 Class 12 was renamed Class Institutional.

(2)  Effective September 28, 2007, Classes 15, 20, 25, 35 and 45 were renamed Liquidity Class I, II, III, IV, and V, respectively. Also, Classes 70,75 and 95 were renamed Investor Class I, II, III respectively.

^  Amount is less than $50,000.

(8)  Commitments and Contingencies:

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds' general exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

EXPENSE EXAMPLE (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction/redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at June 1, 2007 and held for the entire period ending November 30, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return for any of the Funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only but will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2006	Ending Account Value May 31, 2007	Expenses Paid During Period*
Interstate Tax-Exempt Class R
Actual	$1,000.00	$1,013.20	$5.12
Hypothetical	$1,000.00	$1,019.77	$5.16

*  Expenses are equal to the Fund's annualized expense ratio of 1.02%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Interstate Tax-Exempt Treasurer's Trust
Actual	$1,000.00	$1,015.30	$3.06
Hypothetical	$1,000.00	$1,021.87	$3.09

*  Expenses are equal to the Fund's annualized expense ratio of 0.61%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Interstate Tax-Exempt Investor Class II
Actual	$1,000.00	$1,014.40	$3.91
Hypothetical	$1,000.00	$1,021.00	$3.95

*  Expenses are equal to the Fund's annualized expense ratio of 0.78%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Interstate Tax-Exempt Investor Class I
Actual	$1,000.00	$1,014.70	$3.66
Hypothetical	$1,000.00	$1,021.26	$3.70

*  Expenses are equal to the Fund's annualized expense ratio of 0.73%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Interstate Tax-Exempt Liquidity Class V
Actual	$1,000.00	$1,016.10	$2.31
Hypothetical	$1,000.00	$1,022.64	$2.33

*  Expenses are equal to the Fund's annualized expense ratio of 0.46%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

	Beginning Account Value December 1, 2006	Ending Account Value May 31, 2007	Expenses Paid During Period*
Interstate Tax-Exempt Liquidity Class III
Actual	$1,000.00	$1,017.10	$1.31
Hypothetical	$1,000.00	$1,023.67	$1.32

*  Expenses are equal to the Fund's annualized expense ratio of 0.26%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Interstate Tax-Exempt Liquidity Class I
Actual	$1,000.00	$1,017.60	$0.75
Hypothetical	$1,000.00	$1,024.23	$0.76

*  Expenses are equal to the Fund's annualized expense ratio of 0.15%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Interstate Tax-Exempt Class Institutional
Actual	$1,000.00	$1,017.80	$0.65
Hypothetical	$1,000.00	$1,024.33	$0.66

*  Expenses are equal to the Fund's annualized expense ratio of 0.13%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

California Municipal Money-Market Fund Class R
Actual	$1,000.00	$1,013.00	$4.56
Hypothetical	$1,000.00	$1,020.34	$4.61

*  Expenses are equal to the Fund's annualized expense ratio of 0.91%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Connecticut Municipal Money-Market Fund Class R
Actual	$1,000.00	$1,013.40	$3.66
Hypothetical	$1,000.00	$1,021.26	$3.70

*  Expenses are equal to the Fund's annualized expense ratio of 0.73%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Florida Municipal Money-Market Fund Class R
Actual	$1,000.00	$1,013.30	$4.67
Hypothetical	$1,000.00	$1,020.23	$4.71

*  Expenses are equal to the Fund's annualized expense ratio of 0.93%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Massachusetts Municipal Money-Market Fund Class R
Actual	$1,000.00	$1,013.20	$4.21
Hypothetical	$1,000.00	$1,020.70	$4.25

*  Expenses are equal to the Fund's annualized expense ratio of 0.84%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Massachusetts Municipal Money-Market Fund Class Treasurers Trust
Actual	$1,000.00	$1,014.20	$4.62
Hypothetical	$1,000.00	$1,020.29	$4.66

*  Expenses are equal to the Fund's annualized expense ratio of 0.92%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Michigan Municipal Money-Market Fund Class R
Actual	$1,000.00	$1,013.40	$4.36
Hypothetical	$1,000.00	$1,020.54	$4.40

*  Expenses are equal to the Fund's annualized expense ratio of 0.87%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

	Beginning Account Value December 1, 2006	Ending Account Value May 31, 2007	Expenses Paid During Period*
New Jersey Municipal Money-Market Fund Class R
Actual	$1,000.00	$1,013.20	$4.26
Hypothetical	$1,000.00	$1,020.64	$4.30

*  Expenses are equal to the Fund's annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Ohio Municipal Money-Market Fund Class R
Actual	$1,000.00	$1,013.40	$4.41
Hypothetical	$1,000.00	$1,020.49	$4.46

*  Expenses are equal to the Fund's annualized expense ratio of 0.88%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Pennsylvania Municipal Money-Market Fund Class R
Actual	$1,000.00	$1,013.40	$4.67
Hypothetical	$1,000.00	$1,020.23	$4.71

*  Expenses are equal to the Fund's annualized expense ratio of 0.93%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Virginia Municipal Money-Market Fund Class R
Actual	$1,000.00	$1,013.30	$4.26
Hypothetical	$1,000.00	$1,020.64	$4.30

*  Expenses are equal to the Fund's annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

New York Municipal Money-Market Fund Class R
Actual	$1,000.00	$1,014.90	$4.92
Hypothetical	$1,000.00	$1,019.98	$4.96

*  Expenses are equal to the Fund's annualized expense ratio of 0.98%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

New York Municipal Money-Market Fund Class Treasurer's Trust
Actual	$1,000.00	$1,012.80	$2.76
Hypothetical	$1,000.00	$1,022.18	$2.78

*  Expenses are equal to the Fund's annualized expense ratio of 0.55%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Arizona Municipal Money-Market Fund Class R
Actual	$1,000.00	$1,013.30	$1.91
Hypothetical	$1,000.00	$1,023.05	$1.92

*  Expenses are equal to the Fund's annualized expense ratio of 0.38%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Louisiana Municipal Money-Market Fund Class R
Actual	$1,000.00	$1,013.50	$3.36
Hypothetical	$1,000.00	$1,021.56	$3.39

*  Expenses are equal to the Fund's annualized expense ratio of 0.67%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Minnesota Municipal Money-Market Fund Class R
Actual	$1,000.00	$1,013.50	$3.61
Hypothetical	$1,000.00	$1,021.31	$3.65

*  Expenses are equal to the Fund's annualized expense ratio of 0.72%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

AVAILABILITY OF PROXY VOTING INFORMATION

The day-to-day investment management decisions of each Fund are the responsibility of that Fund's investment adviser, RMCI. RMCI is primarily responsible for determining how to vote proxies with respect to companies in which the respective Fund invests and for the ongoing review and evaluation of its own proxy voting policies and corresponding compliance with applicable law.

RMCI's proxy voting policies and procedures, as well as information about how a particular proxy was voted, may be obtained without charge by calling 800-637-1700 to request a copy or by visiting the SEC's website at www.sec.gov. Information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2007 is available on the SEC's website or by calling the toll-free number listed above.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

APPROVAL OF "COMPREHENSIVE FEE" INVESTMENT MANAGEMENT AGREEMENTS

Reserve Municipal Money Market Trust II

Reserve Municipal Money-Market Trust

Reserve New York Municipal Money-Market Trust

Provided below is a summary of certain factors the Board of Trustees, including the Independent Trustees, considered at a meeting held on June 26, 2007 in approving each Fund's "Comprehensive Fee" Investment Management Agreement with RMC. At the June 26, 2007 meeting, the Board had the opportunity to meet with the representatives of RMCI to determine whether each proposed Agreement is in the best interests of the respective Fund and its shareholders. The Board, including a majority of the Independent Trustees, approved the Investment Management Agreements. The Board did not identify any particular information that was most relevant to its determination to approve the Agreements and each Trustee may have afforded different weight to the various factors.

Nature, Extent and Quality of Service

The Board received and considered information regarding the nature, extent and quality of the advisory and other services provided to each Fund by RMCI. The Board considered the background and experience of RMCI's management and the expertise of personnel of RMCI with regard to investing in the type of securities in which the Funds invest. The Trustees concluded that the nature and extent of the services provided by RMCI under each Investment Management Agreement were necessary and appropriate for the conduct and the business and investment activities of each Fund. The Trustees also concluded that the quality of the advisory and administrative services was satisfactory.

Comparative Fees and Expenses

The comprehensive management fee charged under each Investment Management Agreement encompasses all of the services necessary for the operation of the relevant Fund. Therefore, in evaluating the fee relative to other funds the Trustees thought the most appropriate comparison was to the respective expense ratios of the Funds. The Trustees compared each Fund's expense ratio to (i) the average expense ratio of all money market funds with similar investment objectives and policies; and (ii) the expense ratios of money market funds which are believed to be direct competitors of the Funds ("peer funds"), i.e., money market funds which are distributed through third-party broker/dealers and other financial institutions which do not have their own proprietary money market funds. The Trustees noted that the expense ratio of the institutional classes of shares of each Fund was comparable to or lower than the average expense ratio of other money market funds as well as those of peer funds. They also noted that the expense ratios of the retail classes of shares were higher than the average of other money market funds but comparable to the expense ratios of peer funds. Based upon their review, the Trustees concluded that the fee payable under each Investment Management Agreement is competitive.

Comparative Performance

The Trustees considered the performance of the Funds relative to other money market funds with similar objectives and policies. In this regard, the Trustees noted that the Funds generally invest in a more conservative and risk averse manner than their peers. For example, the Funds typically have a shorter average maturity than many other money market funds. The Trustees concluded that, under the circumstances, the performance of the Funds was satisfactory.

Profitability

The Trustees received, analyzed and considered a profitability analysis of RMCI based on the fees paid and payable under each Investment Management Agreement, including any fee waivers or fee caps, and the costs incurred to provide required services, as well as other relationships between the Funds on the one hand and RMCI affiliates on the other. The Trustees concluded, with respect to each Fund, that RMCI's profitability was not excessive in light of the nature, extent and quality of the services provided and expected to be provided under Investment Management Agreements.

Economies of Scale

As the comprehensive management fee is currently structured, fee levels do not reflect economies of scale that potentially could be realized as the Funds grow. The Trustees noted the potential benefits to shareholders of a comprehensive fee which would tend to limit increases in the Funds' expense ratios even if the costs of providing services increase and the related entrepreneurial risk assumed by RMCI through such an approach. Based on the foregoing, the Trustees concluded that the absence of breakpoints was reasonable.

Other Benefits

The Trustees concluded that RMCI does not realize any other quantifiable material benefits from its relationship with the Funds.

Conclusion

Based on, but not limited to, the above considerations, the Board determine that the Investment Management Agreements with respect to each Fund were fair and reasonable in light of the services to be performed, fees, expenses and such other matters as the Board considered relevant in the exercise of its business judgment. On this basis, the Board unanimously voted to approve of these Agreements.

(This page has been left blank intentionally.)

Item 2.        Code of Ethics.

Not applicable.

Item 3.        Audit Committee Financial Expert.

Not applicable.

Item 4.        Principal Accountant Fees and Services.

Not applicable.

Item 5.        Audit Committee of Listed Registrants.

Not applicable.

Item 6.        Schedule of Investments.

Not applicable, as the schedule of investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.                       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.        Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.                        Purchases of Equity Securities by Closed-End Management Investment Company and Affiliates.

Not applicable.

Item 10.      Submission of Matters to a Vote of Security Holders.

Not applicable.

ITEM 11.    Controls and Procedures.

(a)           The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)           There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.      Exhibits.

(a) (1)      Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2 requirements through filing of an exhibit: Not applicable.

(a) (2)      Certification of chief executive officer and chief financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002: Filed herewith

(b)           Certification of chief executive officer and chief financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002: Furnished herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Reserve Municipal Money Market Trust

By:	/s/ Bruce R. Bent II
	Name:	Bruce R. Bent II
	Title:	Co-Chief Executive Officer

Date:	February 8, 2008

By:	/s/ Arthur T. Bent III
	Name:	Arthur T. Bent III
	Title:	Co-Chief Executive Officer

Date:	February 8, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bruce R. Bent II
	Name:	Bruce R. Bent II
	Title:	Co-Chief Executive Officer

Date:	February 8, 2008

By:	/s/ Arthur T. Bent III
	Name:	Arthur T. Bent III
	Title:	Co-Chief Executive Officer

Date:	February 8, 2008

By:	/s/ Patrick Farrell
	Name:	Patrick Farrell
	Title:	Chief Financial Officer

Date:	February 8, 2008